UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq.

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 - June 30, 2018

Item 1.	Reports to Stockholders.

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Red Rocks Listed Private Equity Portfolio

ALPS | Stadion Core ETF Portfolio

ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

TABLE OF

CONTENTS

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	25
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	35
Schedule of Investments	38
Statement of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	42
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	44
Schedule of Investments	46
Statement of Assets and Liabilities	48
Statements of Operations	49
Statements of Changes in Net Assets	50
Financial Highlights	51
ALPS | Stadion Portfolio Series
Performance Overview	53
Schedules of Investments	57
Statements of Assets and Liabilities	59
Statements of Operations	60
Statements of Changes in Net Assets	61
Financial Highlights	63
Notes to Financial Statements	67
Additional Information	76
Approval of Investment Advisory & Sub-Advisory Agreements	80

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2018 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2018 and held through June 30, 2018.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2018 - June 30, 2018(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$985.70	0.53%	$2.61
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$984.70	0.78%	$3.84
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$987.30	0.53%	$2.61
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$986.10	0.78%	$3.84
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$989.40	0.51%	$2.52
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Class II
Actual Fund Return	$1,000.00	$987.70	0.76%	$3.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$990.90	0.51%	$2.52
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Class II
Actual Fund Return	$1,000.00	$990.00	0.76%	$3.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81

1  |  June 30, 2018

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2018 (Unaudited)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2018 - June 30, 2018(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$993.90	0.53%	$2.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$993.00	0.78%	$3.85
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$972.80	0.95%	$4.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$971.70	1.30%	$6.36
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$986.80	1.10%	$5.42
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.34	1.10%	$5.51
Class III
Actual Fund Return	$1,000.00	$985.20	1.45%	$7.14
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.60	1.45%	$7.25
ALPS | Stadion Core ETF Portfolio
Class I
Actual Fund Return	$1,000.00	$996.60	0.80%	$3.96
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
Class III
Actual Fund Return	$1,000.00	$994.20	1.15%	$5.69
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
ALPS | Stadion Tactical Growth Portfolio
Class I
Actual Fund Return	$1,000.00	$1,036.40	0.95%	$4.80
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$1,033.60	1.30%	$6.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51

(1)	Annualized based on the Portfolios' expenses from January 1, 2018 through June 30, 2018.

(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2018 (Unaudited)

INVESTMENT OBJECTIVE

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

3  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2018 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2018 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2018

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/18†
Portfolio	6 Months**	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative - Class I	-1.43%	1.25%	15.80%	38.14%	3.31%	0.72%	0.68%
Conservative - Class II	-1.53%	0.99%	14.42%	34.69%	3.03%	0.97%	0.93%
Conservative Blended Benchmark (20% Equity)*(a)	-0.72%	2.86%	21.53%	54.15%	4.26%
Blended Benchmark^(f)	-0.55%	2.60%	23.87%	61.83%	4.62%
Income & Growth - Class I	-1.27%	3.35%	25.48%	52.07%	3.81%	0.68%	0.67%
Income & Growth - Class II	-1.39%	3.10%	24.00%	48.37%	3.55%	0.93%	0.92%
Income & Growth Blended Benchmark (40% Equity)*(b)	-0.29%	5.24%	32.98%	71.87%	5.00%
Blended Benchmark^(g)	0.27%	5.48%	37.92%	85.44%	5.57%
Balanced - Class I	-1.15%^^	5.31%	36.17%	67.67%	4.40%	0.64%	0.64%
Balanced - Class II	-1.23%	5.08%	34.47%	63.64%	4.15%	0.89%	0.89%
Balanced Blended Benchmark (60% Equity)*(c)	0.18%	7.67%	44.91%	88.51%	5.57%
Blended Benchmark^(h)	1.05%	8.38%	53.37%	111.28%	6.47%
Growth - Class I	-0.91%	7.55%	46.17%	78.25%	4.64%	0.62%	0.62%
Growth - Class II	-1.00%	7.35%	44.40%	73.71%	4.37%	0.87%	0.87%
Growth Blended Benchmark (80% Equity)*(d)	0.69%	10.17%	57.10%	102.69%	5.95%
Blended Benchmark^(i)	1.84%	11.34%	70.01%	137.77%	7.25%
Aggressive Growth - Class I	-0.61%	9.30%	52.67%	82.57%	4.62%	0.64%	0.63%
Aggressive Growth - Class II	-0.70%	9.06%	50.80%	77.84%	4.35%	0.89%	0.88%
Agressive Growth Blended Benchmark (95% Equity)*(e)	1.10%	12.08%	67.03%	113.77%	6.20%
Blended Benchmark^(j)	2.24%	12.85%	78.69%	150.54%	7.57%

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	(a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/ 6% MSCI ACWI Ex USA IMI NR USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% Citi WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index. The BofAML Treasury 3 Month TR Index was recently acquired by the Intercontinental Exchange (“ICE”). Therefore, this Index is now named ICE BofAML Treasury 3 Month TR Index. The benchmark definitions and other disclosures relating to the Index remain unchanged.; (b) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/ 12% MSCI ACWI Ex USA IMI NR USD/ 46% Bloomberg Barclays U.S. Universal TR USD/ 9% Citi WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index; (c) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/ 18% MSCI ACWI Ex USA IMI NR USD/ 32% Bloomberg Barclays U.S. Universal TR USD/ 6% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (d) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/ 24% MSCI ACWI Ex USA IMI NR USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (e) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/ 28% MSCI ACWI Ex USA IMI NR USD/ 3% Bloomberg Barclays U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 90% S&P 500® Index/10% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

5  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2018 (Unaudited)

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2018. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2019. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

^^	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). First, Morningstar seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Morningstar uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Morningstar applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

MORNINGSTAR ETF ASSET ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

*	As of June 30, 2018. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

The table below shows there were no changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the six months ended June 30, 2018. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2018.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17
U.S. Equity	8.5%	8.5%	20.0%	20.0%	30.5%	30.5%	43.0%	43.0%	51.5%	51.5%
Non-U.S. Equity	8.5%	8.5%	16.5%	16.5%	25.5%	25.5%	32.5%	32.5%	38.5%	38.5%
U.S. Bonds	76.0%	76.0%	58.0%	58.0%	39.5%	39.5%	21.5%	21.5%	10.0%	10.0%
Non-U.S. Bonds	6.0%	6.0%	4.5%	4.5%	3.5%	3.5%	3.0%	3.0%	0.0%	0.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

6  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2018 (Unaudited)

Conservative – Asset Class Allocation#

(as a percentage of net assets)

Balanced – Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income & Growth – Asset Class Allocation#

(as a percentage of net assets)

Growth – Asset Class Allocation#

(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2018. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

7  |  June 30, 2018

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.21%
iShares - 11.51%
Core S&P 500® ETF	3,087	$842,905
Core S&P® Mid-Cap ETF	2,586	503,701
Edge MSCI USA Quality Factor ETF	10,114	844,013
JP Morgan USD Emerging Markets Bond ETF	6,326	675,427
MSCI United Kingdom ETF	9,793	340,601
TIPS Bond ETF	5,997	676,881

Total iShares		3,883,528

Other - 87.70%
Highland/iBoxx Senior Loan ETF	84,258	1,524,227
PIMCO Enhanced Short Maturity Active ETF	3,325	337,654
SPDR® Portfolio Intermediate Term Corporate Bond ETF	20,342	677,185
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	79,199	1,347,967
Vanguard® FTSE Developed Markets ETF	43,374	1,860,745
Vanguard® FTSE Emerging Markets ETF	16,057	677,605
Vanguard® Intermediate-Term Government Bond ETF	26,984	1,690,548
Vanguard® Mortgage-Backed Securities ETF	46,060	2,367,945
Vanguard® Short-Term Bond ETF	71,435	5,586,931
Vanguard® Short-Term Corporate Bond ETF	30,318	2,367,836
Vanguard® Short-Term Inflation- Protected Securities ETF	20,763	1,014,272
Vanguard® Total Bond Market ETF	119,619	9,472,629
Vanguard® Total Stock Market ETF	4,798	673,783

Total Other		29,599,327

Total Exchange Traded Funds
(Cost $33,640,035)		33,482,855
7-Day Yield		Shares	Value
Short-Term Investments - 1.12%
State Street Institutional Treasury Plus Money Market Fund	1.769%	376,164	$376,164

Total Short-Term Investments
(Cost $376,164)			376,164

Total Investments - 100.33%
(Total cost $34,016,199)			33,859,019

Liabilities in Excess of Other Assets - (0.33)%			(110,143)

Net Assets - 100.00%			$33,748,876

8  |  June 30, 2018

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.07%
iShares - 22.50%
Core S&P 500® ETF	19,880	$5,428,234
Core S&P® Mid-Cap ETF	15,901	3,097,197
Edge MSCI USA Quality Factor ETF	37,159	3,100,918
JP Morgan USD Emerging Markets Bond ETF	10,894	1,163,152
MSCI EAFE Value ETF	30,231	1,552,211
MSCI United Kingdom ETF	44,978	1,564,335
TIPS Bond ETF	13,771	1,554,333

Total iShares		17,460,380

Other - 76.57%
Highland/iBoxx Senior Loan ETF	149,531	2,705,016
PIMCO Enhanced Short Maturity Active ETF	7,635	775,334
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	135,880	2,312,678
Vanguard® FTSE Developed Markets ETF	127,112	5,453,105
Vanguard® FTSE Emerging Markets ETF	93,412	3,941,986
Vanguard® Intermediate-Term Government Bond ETF	49,571	3,105,623
Vanguard® Mortgage-Backed Securities ETF	60,438	3,107,117
Vanguard® Short-Term Bond ETF	114,047	8,919,616
Vanguard® Short-Term Corporate Bond ETF	49,649	3,877,587
Vanguard® Short-Term Inflation- Protected Securities ETF	31,786	1,552,746
Vanguard® Total Bond Market ETF	240,236	19,024,289
Vanguard® Total Stock Market ETF	27,541	3,867,583
Xtrackers MSCI EAFE Hedged Equity ETF	24,742	776,899

Total Other		59,419,579

Total Exchange Traded Funds
(Cost $74,572,535)		76,879,959
	7-Day Yield	Shares	Value
Short-Term Investments - 1.05%
State Street Institutional Treasury Plus Money Market Fund	1.769%	815,324	$815,324

Total Short-Term Investments
(Cost $815,324)			815,324

Total Investments - 100.12%
(Total cost $75,387,859)			77,695,283

Liabilities in Excess of Other Assets - (0.12)%			(90,377)

Net Assets - 100.00%			$77,604,906

See Notes to Financial Statements.

9  |  June 30, 2018

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.99%
iShares - 30.44%
Core S&P 500® ETF	69,932	$19,094,933
Core S&P® Mid-Cap ETF	65,472	12,752,636
Edge MSCI USA Quality Factor ETF	130,924	10,925,608
JP Morgan USD Emerging Markets Bond ETF	25,590	2,732,244
MSCI EAFE Value ETF	88,761	4,557,433
MSCI United Kingdom ETF	158,473	5,511,691

Total iShares		55,574,545

Other - 68.55%
Highland/iBoxx Senior Loan ETF	250,879	4,538,401
PIMCO Enhanced Short Maturity Active ETF	17,935	1,821,299
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	212,778	3,621,482
Vanguard® FTSE Developed Markets ETF	448,429	19,237,604
Vanguard® FTSE Emerging Markets ETF	329,502	13,904,985
Vanguard® Intermediate-Term Government Bond ETF	58,219	3,647,420
Vanguard® Mortgage-Backed Securities ETF	70,981	3,649,133
Vanguard® Short-Term Bond ETF	232,943	18,218,472
Vanguard® Total Bond Market ETF	506,707	40,126,127
Vanguard® Total Stock Market ETF	90,571	12,718,886
Xtrackers MSCI EAFE Hedged Equity ETF	116,233	3,649,716

Total Other		125,133,525

Total Exchange Traded Funds
(Cost $169,332,882)		180,708,070

	7-Day Yield	Shares	Value
Short-Term Investments - 1.17%
State Street Institutional Treasury Plus Money Market Fund	1.769%	2,132,541	$2,132,541

Total Short-Term Investments
(Cost $2,132,541)			2,132,541

Total Investments - 100.16%
(Total cost $171,465,423)			182,840,611

Liabilities in Excess of Other Assets - (0.16)%			(285,175)

Net Assets - 100.00%			$182,555,436

See Notes to Financial Statements.

10  |  June 30, 2018

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.95%
iShares - 41.40%
Core S&P 500® ETF	121,678	$33,224,178
Core S&P® Mid-Cap ETF	113,915	22,188,364
Edge MSCI USA Quality Factor ETF	212,613	17,742,555
JP Morgan USD Emerging Markets Bond ETF	20,778	2,218,467
MSCI EAFE Value ETF	151,349	7,771,014
MSCI United Kingdom ETF	257,350	8,950,633

Total iShares		92,095,211

Other - 58.55%
Highland/iBoxx Senior Loan ETF	183,335	3,316,530
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	259,153	4,410,784
Vanguard® FTSE Developed Markets ETF	597,405	25,628,675
Vanguard® FTSE Emerging Markets ETF	535,254	22,587,719
Vanguard® Mortgage-Backed Securities ETF	43,225	2,222,197
Vanguard® Short-Term Bond ETF	226,970	17,751,324
Vanguard® Small-Cap ETF	14,126	2,198,994
Vanguard® Total Bond Market ETF	336,624	26,657,255
Vanguard® Total Stock Market ETF	133,949	18,810,458
Xtrackers MSCI EAFE Hedged Equity ETF	212,350	6,667,790

Total Other		130,251,726

Total Exchange Traded Funds
(Cost $199,553,323)		222,346,937

	7-Day Yield	Shares	Value
Short-Term Investments - 0.22%
State Street Institutional Treasury Plus Money Market Fund	1.769%	505,690	$505,690

Total Short-Term Investments
(Cost $505,690)			505,690

Total Investments - 100.17%
(Total cost $200,059,013)			222,852,627

Liabilities in Excess of Other Assets - (0.17)%			(388,601)

Net Assets - 100.00% `			$222,464,026

See Notes to Financial Statements.

11  |  June 30, 2018

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.89%
iShares - 48.83%
Core S&P 500® ETF	69,230	$18,903,252
Core S&P® Mid-Cap ETF	60,002	11,687,190
Edge MSCI USA Quality Factor ETF	107,327	8,956,438
MSCI EAFE Value ETF	82,465	4,234,165
MSCI United Kingdom ETF	144,344	5,020,284

Total iShares		48,801,329

Other - 51.06%
Vanguard® FTSE Developed Markets ETF	291,108	12,488,533
Vanguard® FTSE Emerging Markets ETF	286,579	12,093,634
Vanguard® Short-Term Bond ETF	76,847	6,010,204
Vanguard® Small-Cap ETF	12,759	1,986,194
Vanguard® Total Bond Market ETF	63,223	5,006,629
Vanguard® Total Stock Market ETF	67,315	9,453,046
Xtrackers MSCI EAFE Hedged Equity ETF	127,045	3,989,213

Total Other		51,027,453

Total Exchange Traded Funds
(Cost $88,892,432)		99,828,782

	7-Day Yield	Shares	Value
Short-Term Investments - 0.30%
State Street Institutional Treasury Plus Money Market Fund	1.769%	302,759	$302,759

Total Short-Term Investments
(Cost $302,759)			302,759

Total Investments - 100.19%
(Total cost $89,195,191)			100,131,541

Liabilities in Excess of Other Assets - (0.19)%			(186,950)

Net Assets - 100.00%			$99,944,591

See Notes to Financial Statements.

12  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$33,859,019	$77,695,283	$182,840,611	$222,852,627	$100,131,541
Receivable for shares sold	5,041	11,652	20,511	26,445	13,825
Dividends receivable	10,985	60,570	198,517	338,124	183,595
Other assets	1,337	3,002	7,253	8,764	4,023
Total Assets	33,876,382	77,770,507	183,066,892	223,225,960	100,332,984

LIABILITIES:

Payable for investments purchased	36,432	86,991	344,265	518,580	297,560
Payable for shares redeemed	52,737	12,975	34,211	106,133	5,518
Payable to advisor	10,783	28,121	68,523	83,373	36,857
Payable for distribution and service fees	6,208	14,917	32,633	28,360	10,271
Payable for audit fees	12,483	12,484	12,484	12,484	12,483
Payable for trustees' fees	203	482	982	1,416	649
Accrued expenses and other liabilities	8,660	9,631	18,358	11,588	25,055
Total Liabilities	127,506	165,601	511,456	761,934	388,393
Net Assets	$33,748,876	$77,604,906	$182,555,436	$222,464,026	$99,944,591

NET ASSETS CONSIST OF:

Paid-in capital	$32,487,010	$69,792,577	$149,871,869	$169,193,184	$77,428,080
Accumulated net investment income	1,001,598	2,176,282	4,993,792	5,698,665	2,311,338
Accumulated net realized gain	417,448	3,328,623	16,314,587	24,778,563	9,268,823
Net unrealized appreciation/(depreciation)	(157,180)	2,307,424	11,375,188	22,793,614	10,936,350
Net Assets	$33,748,876	$77,604,906	$182,555,436	$222,464,026	$99,944,591

Investments, at Cost	$34,016,199	$75,387,859	$171,465,423	$200,059,013	$89,195,191

PRICING OF SHARES:

Class I:
Net Assets	$3,761,573	$5,546,138	$26,254,564	$86,419,910	$50,824,324
Shares of beneficial interest outstanding	341,961	547,275	2,351,508	7,176,649	3,923,471
Net assets value, offering and redemption price per share	$11.00	$10.13	$11.16	$12.04	$12.95

Class II:
Net Assets	$29,987,303	$72,058,768	$156,300,872	$136,044,116	$49,120,267
Shares of beneficial interest outstanding	2,741,295	6,765,795	13,880,512	11,490,714	3,830,507
Net assets value, offering and redemption price per share	$10.94	$10.65	$11.26	$11.84	$12.82

See Notes to Financial Statements.

13  |  June 30, 2018

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2018 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$409,217	$934,196	$2,218,154	$2,615,478	$1,136,886
Total Investment Income	409,217	934,196	2,218,154	2,615,478	1,136,886

EXPENSES:
Investment advisor fee	78,274	177,477	424,972	508,669	229,667
12b-1 fees:
Class II	38,785	91,775	203,100	173,393	63,468
Custodian fees	2,297	2,852	5,314	9,045	4,136
Legal fees	1,423	3,235	7,723	8,906	3,938
Audit fees	9,156	9,156	9,156	9,156	9,156
Trustees' fees and expenses	3,588	8,123	19,385	23,294	10,490
Report to shareholder fees	1,585	2,597	5,403	6,718	9,465
Other expenses	4,989	6,907	11,379	12,232	7,290
Total expenses before waiver/reimbursements	140,097	302,122	686,432	751,413	337,610
Less fees waived/reimbursed by investment advisor
Class I	(990)	(94)	–	–	(1,849)
Class II	(8,163)	(1,293)	–	–	(1,839)
Total Net Expenses	130,944	300,735	686,432	751,413	333,922
Net Investment Income	278,273	633,461	1,531,722	1,864,065	802,964

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	221,165	868,254	1,689,323	5,343,800	1,669,121
Net change in unrealized depreciation on investments	(1,048,727)	(2,553,024)	(5,455,248)	(9,384,786)	(3,123,692)
Net Realized and Unrealized Loss on Investments	(827,562)	(1,684,770)	(3,765,925)	(4,040,986)	(1,454,571)
Net Decrease in Net Assets Resulting from Operations	$(549,289)	$(1,051,309)	$(2,234,203)	$(2,176,921)	$(651,607)

See Notes to Financial Statements.

14  |  June 30, 2018

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:

Net investment income	$278,273	$723,325
Net realized gain	221,165	534,425
Long-term capital gain distributions from other investment companies	–	4,356
Net change in unrealized appreciation/(depreciation)	(1,048,727)	884,540
Net increase/(decrease) in net assets resulting from operations	(549,289)	2,146,646

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(77,318)
Class II	–	(552,267)
From net realized gain
Class I	–	(18,319)
Class II	–	(150,358)
Total distributions	–	(798,262)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	298,633	734,217
Issued to shareholders in reinvestment of distributions	–	95,637
Cost of shares redeemed	(370,984)	(802,184)
Net increase/(decrease) from share transactions	(72,351)	27,670
Class II
Proceeds from sale of shares	6,382,061	6,162,254
Issued to shareholders in reinvestment of distributions	–	702,625
Cost of shares redeemed	(7,267,700)	(8,404,290)
Net decrease from share transactions	(885,639)	(1,539,411)

Net decrease in net assets	(1,507,279)	(163,357)

NET ASSETS:

Beginning of period	35,256,155	35,419,512
End of period*	$33,748,876	$35,256,155

*Includes accumulated net investment income of:	$1,001,598	$723,325

See Notes to Financial Statements.

15  |  June 30, 2018

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OTHER INFORMATION - SHARES:

Class I
Sold	26,955	66,155
Reinvested	–	8,608
Redeemed	(33,410)	(71,923)
Net increase/(decrease) in shares outstanding	(6,455)	2,840
Class II
Sold	578,852	558,131
Reinvested	–	63,528
Redeemed	(660,455)	(761,403)
Net decrease in shares outstanding	(81,603)	(139,744)

See Notes to Financial Statements.

16  |  June 30, 2018

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:

Net investment income	$633,461	$1,542,831
Net realized gain	868,254	2,798,748
Long-term capital gain distributions from other investment companies	–	8,059
Net change in unrealized appreciation/(depreciation)	(2,553,024)	3,338,049
Net increase/(decrease) in net assets resulting from operations	(1,051,309)	7,687,687

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(109,893)
Class II	–	(1,291,032)
From net realized gain
Class I	–	(251,771)
Class II	–	(3,418,621)
Total distributions	–	(5,071,317)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	510,545	829,449
Issued to shareholders in reinvestment of distributions	–	361,664
Cost of shares redeemed	(281,342)	(648,399)
Net increase from share transactions	229,203	542,714
Class II
Proceeds from sale of shares	6,181,664	7,043,382
Issued to shareholders in reinvestment of distributions	–	4,709,653
Cost of shares redeemed	(8,510,453)	(16,572,787)
Net decrease from share transactions	(2,328,789)	(4,819,752)

Net decrease in net assets	(3,150,895)	(1,660,668)

NET ASSETS:

Beginning of period	80,755,801	82,416,469
End of period*	$77,604,906	$80,755,801

*Includes accumulated net investment income of:	$2,176,282	$1,542,821

See Notes to Financial Statements.

17  |  June 30, 2018

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OTHER INFORMATION - SHARES:

Class I
Sold	49,961	79,093
Reinvested	–	35,492
Redeemed	(27,529)	(61,062)
Net increase in shares outstanding	22,432	53,523
Class II
Sold	574,909	641,898
Reinvested	–	439,333
Redeemed	(790,679)	(1,511,675)
Net decrease in shares outstanding	(215,770)	(430,444)

See Notes to Financial Statements.

18  |  June 30, 2018

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OPERATIONS:

Net investment income	$1,531,722	$3,459,210
Net realized gain	1,689,323	15,362,179
Long-term capital gain distributions from other investment companies	–	17,213
Net change in unrealized appreciation/(depreciation)	(5,455,248)	5,163,531
Net increase/(decrease) in net assets resulting from operations	(2,234,203)	24,002,133

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(471,899)
Class II	–	(2,659,106)
From net realized gain
Class I	–	(1,534,753)
Class II	–	(10,038,665)
Total distributions	–	(14,704,423)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,460,433	3,555,359
Issued to shareholders in reinvestment of distributions	–	2,006,652
Cost of shares redeemed	(1,431,784)	(2,486,262)
Net increase from share transactions	28,649	3,075,749
Class II
Proceeds from sale of shares	11,739,651	17,484,148
Issued to shareholders in reinvestment of distributions	–	12,697,771
Cost of shares redeemed	(22,451,968)	(34,189,679)
Net decrease from share transactions	(10,712,317)	(4,007,760)

Net increase/(decrease) in net assets	(12,917,871)	8,365,699

NET ASSETS:

Beginning of period	195,473,307	187,107,608
End of period*	$182,555,436	$195,473,307

*Includes accumulated net investment income of:	$4,993,792	$3,462,070

See Notes to Financial Statements.

19  |  June 30, 2018

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OTHER INFORMATION - SHARES:

Class I
Sold	128,982	309,943
Reinvested	–	179,486
Redeemed	(126,299)	(217,348)
Net increase in shares outstanding	2,683	272,081
Class II
Sold	1,028,541	1,512,695
Reinvested	–	1,124,692
Redeemed	(1,969,198)	(2,959,772)
Net decrease in shares outstanding	(940,657)	(322,385)

See Notes to Financial Statements.

20  |  June 30, 2018

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OPERATIONS:

Net investment income	$1,864,065	$3,830,524
Net realized gain	5,343,800	20,539,511
Long-term capital gain distributions from other investment companies	–	10,369
Net change in unrealized appreciation/(depreciation)	(9,384,786)	9,558,338
Net increase/(decrease) in net assets resulting from operations	(2,176,921)	33,938,742

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(1,296,344)
Class II	–	(1,823,466)
From net realized gain
Class I	–	(4,321,957)
Class II	–	(7,107,521)
Total distributions	–	(14,549,288)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,240,580	7,998,275
Issued to shareholders in reinvestment of distributions	–	5,618,301
Cost of shares redeemed	(4,954,690)	(6,379,740)
Net increase/(decrease) from share transactions	(714,110)	7,236,836
Class II
Proceeds from sale of shares	16,073,554	21,567,956
Issued to shareholders in reinvestment of distributions	–	8,930,987
Cost of shares redeemed	(19,901,816)	(22,904,978)
Net increase/(decrease) from share transactions	(3,828,262)	7,593,965

Net increase/(decrease) in net assets	(6,719,293)	34,220,255

NET ASSETS:

Beginning of period	229,183,319	194,963,064
End of period*	$222,464,026	$229,183,319

*Includes accumulated net investment income of:	$5,698,665	$3,834,600

See Notes to Financial Statements.

21  |  June 30, 2018

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OTHER INFORMATION - SHARES:

Class I
Sold	346,894	666,978
Reinvested	–	467,802
Redeemed	(405,177)	(532,398)
Net increase/(decrease) in shares outstanding	(58,283)	602,382
Class II
Sold	1,336,757	1,818,632
Reinvested	–	755,583
Redeemed	(1,654,998)	(1,943,976)
Net increase/(decrease) in shares outstanding	(318,241)	630,239

See Notes to Financial Statements.

22  |  June 30, 2018

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OPERATIONS:

Net investment income	$802,964	$1,506,266
Net realized gain	1,669,121	8,132,213
Long-term capital gain distributions from other investment companies	–	2,269
Net change in unrealized appreciation/(depreciation)	(3,123,692)	6,815,249
Net increase/(decrease) in net assets resulting from operations	(651,607)	16,455,997

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(668,849)
Class II	–	(578,493)
From net realized gain
Class I	–	(2,754,665)
Class II	–	(2,843,917)
Total distributions	–	(6,845,924)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,976,495	8,225,534
Issued to shareholders in reinvestment of distributions	–	3,423,514
Cost of shares redeemed	(3,598,935)	(3,029,247)
Net increase from share transactions	377,560	8,619,801
Class II
Proceeds from sale of shares	6,420,199	9,715,156
Issued to shareholders in reinvestment of distributions	–	3,422,410
Cost of shares redeemed	(8,131,794)	(10,490,714)
Net increase/(decrease) from share transactions	(1,711,595)	2,646,852

Net increase/(decrease) in net assets	(1,985,642)	20,876,726

NET ASSETS:

Beginning of period	101,930,233	81,053,507
End of period*	$99,944,591	$101,930,233

*Includes accumulated net investment income of:	$2,311,338	$1,508,374

See Notes to Financial Statements.

23  |  June 30, 2018

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OTHER INFORMATION - SHARES:

Class I
Sold	301,956	643,779
Reinvested	–	266,421
Redeemed	(276,905)	(237,764)
Net increase in shares outstanding	25,051	672,436
Class II
Sold	493,661	772,155
Reinvested	–	268,635
Redeemed	(624,533)	(839,669)
Net increase/(decrease) in shares outstanding	(130,872)	201,121

See Notes to Financial Statements.

24  |  June 30, 2018

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.16		$10.75	$10.72	$11.27	$11.24	$11.24
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.25	0.22	0.18	0.17	0.15
Net realized and unrealized gain/(loss) on investments	(0.26)		0.44	0.30	(0.29)	0.18	0.16
Total income/(loss) from investment operations	(0.16)		0.69	0.52	(0.11)	0.35	0.31

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.20)	(0.16)	(0.15)	(0.17)
From net realized gain	–		(0.05)	(0.29)	(0.28)	(0.17)	(0.14)
Total distributions	–		(0.28)	(0.49)	(0.44)	(0.32)	(0.31)
Net increase/(decrease) in net asset value	(0.16)		0.41	0.03	(0.55)	0.03	–
Net asset value - end of year	$11.00		$11.16	$10.75	$10.72	$11.27	$11.24

Total Return*	(1.43	)%(3)	6.45%	4.88%	(0.96)%	3.10%	2.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,762		$3,888	$3,714	$3,296	$3,340	$3,037
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58	%(4)	0.57%	0.58%	0.57%	0.55%	0.58%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.82	%(4)	2.27%	1.97%	1.59%	1.48%	1.29%
Portfolio turnover rate	23	%(3)	35%	55%	37%	23%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

25  |  June 30, 2018

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.11		$10.70	$10.67	$11.22	$11.20	$11.20
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.22	0.18	0.15	0.14	0.12
Net realized and unrealized gain/(loss) on investments	(0.26)		0.44	0.31	(0.28)	0.17	0.17
Total income/(loss) from investment operations	(0.17)		0.66	0.49	(0.13)	0.31	0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.17)	(0.14)	(0.12)	(0.15)
From net realized gain	–		(0.05)	(0.29)	(0.28)	(0.17)	(0.14)
Total distributions	–		(0.25)	(0.46)	(0.42)	(0.29)	(0.29)
Net increase/(decrease) in net asset value	(0.17)		0.41	0.03	(0.55)	0.02	–
Net asset value - end of year	$10.94		$11.11	$10.70	$10.67	$11.22	$11.20

Total Return*	(1.53	)%(3)	6.20%	4.61%	(1.21)%	2.77%	2.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$29,987		$31,368	$31,705	$35,325	$36,575	$36,295
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83	%(4)	0.82%	0.83%	0.82%	0.80%	0.83%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.57	%(4)	2.00%	1.66%	1.33%	1.22%	1.05%
Portfolio turnover rate	23	%(3)	35%	55%	37%	23%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26  |  June 30, 2018

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.26		$10.00	$10.12	$10.93	$10.90	$10.41
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.23	0.20	0.18	0.17	0.15
Net realized and unrealized gain/(loss) on investments	(0.22)		0.78	0.49	(0.35)	0.22	0.63
Total income/(loss) from investment operations	(0.13)		1.01	0.69	(0.17)	0.39	0.78

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.23)	(0.21)	(0.16)	(0.19)
From net realized gain	–		(0.52)	(0.58)	(0.43)	(0.20)	(0.10)
Total distributions	–		(0.75)	(0.81)	(0.64)	(0.36)	(0.29)
Net increase/(decrease) in net asset value	(0.13)		0.26	(0.12)	(0.81)	0.03	0.49
Net asset value - end of year	$10.13		$10.26	$10.00	$10.12	$10.93	$10.90

Total Return*	(1.27	)%(3)	10.12%	6.73%	(1.52)%	3.63%	7.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,546		$5,385	$4,712	$4,417	$4,227	$3,736
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.54%	0.54%	0.52%	0.50%	0.53%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.52%	0.50%	0.53%
Net investment income after waiver/reimbursements	1.86	%(4)	2.16%	1.92%	1.63%	1.56%	1.39%
Portfolio turnover rate	15	%(3)	34%	40%	24%	16%	12%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

27  |  June 30, 2018

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.80		$10.48	$10.57	$11.37	$11.33	$10.81
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.21	0.18	0.15	0.15	0.13
Net realized and unrealized gain/(loss) on investments	(0.23)		0.83	0.50	(0.35)	0.22	0.65
Total income/(loss) from investment operations	(0.15)		1.04	0.68	(0.20)	0.37	0.78

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.19)	(0.17)	(0.13)	(0.16)
From net realized gain	–		(0.52)	(0.58)	(0.43)	(0.20)	(0.10)
Total distributions	–		(0.72)	(0.77)	(0.60)	(0.33)	(0.26)
Net increase/(decrease) in net asset value	(0.15)		0.32	(0.09)	(0.80)	0.04	0.52
Net asset value - end of year	$10.65		$10.80	$10.48	$10.57	$11.37	$11.33

Total Return*	(1.39	)%(3)	9.94%	6.37%	(1.68)%	3.30%	7.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$72,059		$75,371	$77,704	$88,257	$107,135	$110,724
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.79%	0.79%	0.77%	0.76%	0.78%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.77%	0.76%	0.78%
Net investment income after waiver/reimbursements	1.59	%(4)	1.88%	1.63%	1.33%	1.29%	1.14%
Portfolio turnover rate	15	%(3)	34%	40%	24%	16%	12%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28  |  June 30, 2018

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.29		$10.78	$10.64	$11.37	$11.18	$10.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.24	0.21	0.19	0.19	0.17
Net realized and unrealized gain/(loss) on investments	(0.23)		1.22	0.72	(0.42)	0.34	1.07
Total income/(loss) from investment operations	(0.13)		1.46	0.93	(0.23)	0.53	1.24

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.23)	(0.19)	(0.16)	(0.18)
From net realized gain	–		(0.73)	(0.56)	(0.31)	(0.18)	(0.06)
Total distributions	–		(0.95)	(0.79)	(0.50)	(0.34)	(0.24)
Net increase/(decrease) in net asset value	(0.13)		0.51	0.14	(0.73)	0.19	1.00
Net asset value - end of year	$11.16		$11.29	$10.78	$10.64	$11.37	$11.18

Total Return*	(1.06	)%(3)	13.65%	8.69%	(1.97)%	4.79%	12.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$26,255		$26,516	$22,388	$21,502	$20,807	$19,383
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51	%(4)	0.51%	0.52%	0.51%	0.50%	0.52%
Net expenses after waiver/reimbursements	0.51	%(4)	0.51%	0.52%	0.51%	0.50%	0.52%
Net investment income after waiver/reimbursements	1.86	%(4)	2.06%	1.86%	1.68%	1.70%	1.59%
Portfolio turnover rate	10	%(3)	38%	34%	29%	19%	11%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

29  |  June 30, 2018

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.40		$10.88	$10.72	$11.45	$11.26	$10.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.21	0.17	0.16	0.17	0.14
Net realized and unrealized gain/(loss) on investments	(0.23)		1.23	0.74	(0.42)	0.34	1.07
Total income/(loss) from investment operations	(0.14)		1.44	0.91	(0.26)	0.51	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.19)	(0.16)	(0.14)	(0.15)
From net realized gain	–		(0.73)	(0.56)	(0.31)	(0.18)	(0.06)
Total distributions	–		(0.92)	(0.75)	(0.47)	(0.32)	(0.21)
Net increase/(decrease) in net asset value	(0.14)		0.52	0.16	(0.73)	0.19	1.00
Net asset value - end of year	$11.26		$11.40	$10.88	$10.72	$11.45	$11.26

Total Return*	(1.23	)%(3)	13.33%	8.48%	(2.22)%	4.51%	11.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$156,301		$168,957	$164,720	$191,774	$207,046	$199,551
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76	%(4)	0.76%	0.77%	0.76%	0.75%	0.77%
Net expenses after waiver/reimbursements	0.76	%(4)	0.76%	0.77%	0.76%	0.75%	0.77%
Net investment income after waiver/reimbursements	1.58	%(4)	1.78%	1.56%	1.40%	1.43%	1.30%
Portfolio turnover rate	10	%(3)	38%	34%	29%	19%	11%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30  |  June 30, 2018

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.15		$11.04	$10.68	$11.27	$10.91	$9.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.24	0.20	0.18	0.18	0.16
Net realized and unrealized gain/(loss) on investments	(0.22)		1.70	0.86	(0.44)	0.34	1.42
Total income/(loss) from investment operations	(0.11)		1.94	1.06	(0.26)	0.52	1.58

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.20)	(0.17)	(0.14)	(0.14)
From net realized gain	–		(0.64)	(0.50)	(0.16)	(0.02)	(0.01)
Total distributions	–		(0.83)	(0.70)	(0.33)	(0.16)	(0.15)
Net increase/(decrease) in net asset value	(0.11)		1.11	0.36	(0.59)	0.36	1.43
Net asset value - end of year	$12.04		$12.15	$11.04	$10.68	$11.27	$10.91

Total Return*	(0.91	)%(3)	17.68%	9.88%	(2.22)%	4.85%	16.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$86,420		$87,918	$73,255	$66,750	$63,676	$53,553
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51	%(4)	0.51%	0.52%	0.51%	0.50%	0.52%
Net expenses after waiver/reimbursements	0.51	%(4)	0.51%	0.52%	0.51%	0.50%	0.52%
Net investment income after waiver/reimbursements	1.81	%(4)	1.96%	1.78%	1.60%	1.64%	1.53%
Portfolio turnover rate	11	%(3)	43%	37%	28%	16%	6%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

31  |  June 30, 2018

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.96		$10.89	$10.53	$11.12	$10.77	$9.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.20	0.16	0.15	0.15	0.12
Net realized and unrealized gain/(loss) on investments	(0.21)		1.67	0.86	(0.44)	0.34	1.42
Total income/(loss) from investment operations	(0.12)		1.87	1.02	(0.29)	0.49	1.54

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.16)	(0.14)	(0.12)	(0.12)
From net realized gain	–		(0.64)	(0.50)	(0.16)	(0.02)	(0.01)
Total distributions	–		(0.80)	(0.66)	(0.30)	(0.14)	(0.13)
Net increase/(decrease) in net asset value	(0.12)		1.07	0.36	(0.59)	0.35	1.41
Net asset value - end of year	$11.84		$11.96	$10.89	$10.53	$11.12	$10.77

Total Return*	(1.00	)%(3)	17.30%	9.69%	(2.51)%	4.57%	16.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$136,044		$141,266	$121,708	$135,370	$145,233	$142,959
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76	%(4)	0.76%	0.77%	0.76%	0.75%	0.77%
Net expenses after waiver/reimbursements	0.76	%(4)	0.76%	0.77%	0.76%	0.75%	0.77%
Net investment income after waiver/reimbursements	1.55	%(4)	1.71%	1.47%	1.32%	1.35%	1.23%
Portfolio turnover rate	11	%(3)	43%	37%	28%	16%	6%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32  |  June 30, 2018

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$13.03		$11.65	$11.13	$11.79	$11.48	$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.23	0.20	0.19	0.20	0.18
Net realized and unrealized gain/(loss) on investments	(0.19)		2.11	1.08	(0.51)	0.34	1.64
Total income/(loss) from investment operations	(0.08)		2.34	1.28	(0.32)	0.54	1.82

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.18)	(0.17)	(0.14)	(0.14)
From net realized gain	–		(0.77)	(0.58)	(0.17)	(0.09)	(0.08)
Total distributions	–		(0.96)	(0.76)	(0.34)	(0.23)	(0.22)
Net increase/(decrease) in net asset value	(0.08)		1.38	0.52	(0.66)	0.31	1.60
Net asset value - end of year	$12.95		$13.03	$11.65	$11.13	$11.79	$11.48

Total Return*	(0.61	)%(3)	20.17%	11.45%	(2.65)%	4.74%	18.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$50,824		$50,783	$37,588	$29,410	$25,603	$20,301
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(4)	0.54%	0.55%	0.53%	0.51%	0.55%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.52%	0.51%	0.52%
Net investment income after waiver/reimbursements	1.72	%(4)	1.81%	1.77%	1.56%	1.70%	1.63%
Portfolio turnover rate	10	%(3)	43%	46%	27%	19%	8%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

33  |  June 30, 2018

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.91		$11.56	$11.04	$11.70	$11.39	$9.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.19	0.16	0.15	0.17	0.14
Net realized and unrealized gain/(loss) on investments	(0.18)		2.09	1.09	(0.50)	0.34	1.63
Total income/(loss) from investment operations	(0.09)		2.28	1.25	(0.35)	0.51	1.77

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.15)	(0.14)	(0.11)	(0.12)
From net realized gain	–		(0.77)	(0.58)	(0.17)	(0.09)	(0.08)
Total distributions	–		(0.93)	(0.73)	(0.31)	(0.20)	(0.20)
Net increase/(decrease) in net asset value	(0.09)		1.35	0.52	(0.66)	0.31	1.57
Net asset value - end of year	$12.82		$12.91	$11.56	$11.04	$11.70	$11.39

Total Return*	(0.70	)%(3)	19.80%	11.21%	(2.92)%	4.56%	18.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$49,120		$51,147	$43,465	$50,611	$53,164	$48,589
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(4)	0.79%	0.80%	0.78%	0.76%	0.80%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.77%	0.76%	0.77%
Net investment income after waiver/reimbursements	1.43	%(4)	1.52%	1.39%	1.25%	1.41%	1.31%
Portfolio turnover rate	10	%(3)	43%	46%	27%	19%	8%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

34  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2018 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “AMEI Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.

Portfolio Overview

During the six-month period from January 1, 2018 to June 30, 2018, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of -2.72% (Class III delivered a net return of -2.83%). This compares to the Portfolio’s index, the Alerian Midstream Energy Select Index (“AMEI”), which fell 5.18% and 2.18% on a price-return and total-return basis, respectively.

Buckeye Partners (BPL) and Shell Midstream Partners (SHLX) were removed from the index during the June 2018 quarterly review.

Energy infrastructure companies performed well to start the year supported by rising crude prices. However, specific to the energy infrastructure space, there were a series of negative headlines in February and March that weighed on performance, including dividend cuts and corporate reorganizations. Macquarie Infrastructure Corp (MIC) announced a dividend cut, and NuStar GP Holdings (NSH) announced a distribution cut and plans to merge with its MLP, NuStar Energy (NS). On March 15th, the FERC announced that MLPs could no longer include an income tax allowance in their cost-of-service pipeline rates. At the same time, FERC announced a proposed rulemaking that would allow FERC to determine which interstate natural gas pipelines may be overearning given the lowered corporate tax rate and the change in policy regarding the income tax allowance for MLPs. While only select assets of select MLPs and corporations will likely be impacted and cost-of-service pipeline rates are not necessarily decreasing, energy infrastructure companies, particularly MLPs, were broadly sold in a textbook example of a market overreaction. Energy infrastructure companies recovered in the second quarter of 2018 as oil prices improved but remain below the relative highs from January.

While headline risk has been a headwind for the space, the underlying fundamentals for North American energy infrastructure are quite constructive. According to the International Energy Agency, the US and Canada combined produced 19.6 million barrels per day of crude and natural gas liquids in the first quarter of 2018 - accounting for approximately 20% of global supply. On the natural gas side, US production reached a new record high in April 2018, and Canadian natural gas production also continues to grow. This production growth creates opportunities for energy infrastructure companies to build new projects, providing visibility to cash flow growth.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Alerian, nor the Portfolio’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

35  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2018 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2018

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/18
	Six Months[1]	1 Year	3 Year	5 Year	(5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure
Portfolio - Class I	-2.72%	-1.49%	-1.85%	1.57%	0.60%	0.97%	0.95%
ALPS | Alerian Energy Infrastructure
Portfolio - Class III	-2.83%	-1.74%	-2.19%	1.15%	0.20%	1.32%	1.30%
Alerian Midstream Energy Select Index[3]	-2.18%	-0.23%	-0.64%	2.87%	1.90%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2018. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2019. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. As of June 29, 2018 the benchmark for the Fund changed from the Alerian Energy Infrastructure Index (AMEI) to the Alerian Midstream Energy Select Index (AMEI). An investor cannot invest directly in an index.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor (the “Distributor”). The Distributor is not affiliated with Alerian.

36  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2018 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2018)

Enbridge, Inc.	5.66%
Macquarie Infrastructure Corp.	5.35%
Dominion Energy, Inc.	5.21%
CenterPoint Energy, Inc.	5.21%
Kinder Morgan, Inc.	5.21%
TransCanada Corp.	5.08%
ONEOK, Inc.	5.03%
Targa Resources Corp.	5.00%
The Williams Cos., Inc.	4.96%
SemGroup Corp., Class A	4.93%
Total	51.64%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2018.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2018)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

37  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 25.48%
AltaGas, Ltd.	77,572	$1,602,008
Enbridge, Inc.	129,612	4,633,753
Gibson Energy, Inc.	63,108	841,504
Inter Pipeline, Ltd.	167,396	3,137,442
Keyera Corp.	89,483	2,489,855
Pembina Pipeline Corp.	115,676	4,006,183
TransCanada Corp.	96,196	4,162,042

Total Canadian Energy Infrastructure Companies
(Cost $21,570,601)		20,872,787

U.S. Energy Infrastructure Companies -26.33%
Kinder Morgan, Inc.	241,332	4,264,337
Macquarie Infrastructure Corp.	103,927	4,385,719
ONEOK, Inc.	59,005	4,120,319
SemGroup Corp., Class A	159,117	4,041,572
Tallgrass Energy GP LP	29,806	660,501
Targa Resources Corp.	82,702	4,092,922

Total U.S. Energy Infrastructure Companies
(Cost $21,525,200)		21,565,370

U.S. Energy Infrastructure MLPs - 23.96%
Andeavor Logistics LP	34,203	1,454,653
Cheniere Energy Partners LP	15,677	563,588
Energy Transfer Equity LP	232,967	4,018,681
Enterprise Products Partners LP	139,296	3,854,320
EQT GP Holdings LP	10,108	237,639
Magellan Midstream Partners LP	57,537	3,974,656
MPLX LP	110,578	3,775,133
NuStar GP Holdings LLC	12,927	160,295
Phillips 66 Partners LP	20,311	1,037,080
Western Gas Equity Partners LP	15,457	552,588

Total U.S. Energy Infrastructure MLPs
(Cost $18,956,803)		19,628,633
U.S. General Partners - 24.33%
Antero Midstream GP LP	41,262	778,201
CenterPoint Energy, Inc.	154,063	4,269,086
Dominion Energy, Inc.	62,655	4,271,818
EnLink Midstream LLC	34,694	570,716
OGE Energy Corp.	108,777	3,830,038
Plains GP Holdings LP, Class A	89,831	2,147,859
The Williams Cos., Inc.	149,876	4,063,139

Total U.S. General Partners
(Cost $19,101,886)		19,930,857

7-Day Yield		Shares	Value
Short-Term Investments - 0.01%
State Street Institutional Treasury Plus Money Market Fund	1.769%	12,706	$12,706

Total Short-Term Investments
(Cost $12,706)			12,706

Total Investments - 100.11%
(Total cost $81,167,196)			82,010,353

Liabilities in Excess of Other Assets - (0.11)%			(94,194)

Net Assets - 100.00%			$81,916,159

See Notes to Financial Statements.

38  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2018 (Unaudited)

ASSETS:

Investments, at value	$82,010,353
Receivable for shares sold	38,203
Dividends receivable	103,085
Other assets	2,675
Total Assets	82,154,316

LIABILITIES:

Payable for shares redeemed	90,356
Payable to advisor	44,961
Payable for distribution and service fees	49,659
Payable for audit fees	17,853
Accrued expenses and other liabilities	35,328
Total Liabilities	238,157
Net Assets	$81,916,159

NET ASSETS CONSIST OF:

Paid-in capital	$93,659,893
Accumulated net investment income	597,203
Accumulated net realized loss	(13,185,098)
Net unrealized appreciation	844,161
Net Assets	$81,916,159

Investments, at Cost	$81,167,196

PRICING OF SHARES:

Class I:
Net Assets	$1,186,050
Shares of beneficial interest outstanding	127,618
Net assets value, offering and redemption price per share	$9.29

Class III:
Net Assets	$80,730,109
Shares of beneficial interest outstanding	8,722,134
Net assets value, offering and redemption price per share	$9.26

See Notes to Financial Statements.

39  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $88,546)	$2,405,887
Total Investment Income	2,405,887

EXPENSES:
Investment advisor fee	281,370
12b-1 fees:
Class III	99,075
Shareholder servicing fees:
Class I	849
Class III	99,075
Custodian fees	9,952
Legal fees	3,288
Audit fees	9,723
Trustees' fees and expenses	7,660
Report to shareholder fees	12,755
Other expenses	8,307
Total expenses before waiver/reimbursements	532,054
Less fees waived/reimbursed by investment advisor
Class I	(163)
Class III	(11,492)
Total Net Expenses	520,399
Net Investment Income	1,885,488

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(1,637,108)
Foreign currency transactions	(4,170)
Net realized loss	(1,641,278)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,964,899)
Translation of assets and liabilities denominated in foreign currencies	576
Net change in unrealized depreciation	(2,964,323)
Net Realized and Unrealized Loss on Investments	(4,605,601)
Net Decrease in Net Assets Resulting from Operations	$(2,720,113)

See Notes to Financial Statements.

40  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income	$1,885,488	$2,362,253
Net realized gain/(loss)	(1,641,278)	56,296
Net change in unrealized depreciation	(2,964,323)	(3,154,133)
Net decrease in net assets resulting from operations	(2,720,113)	(735,584)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(27,020)
Class III	–	(1,626,857)
Total distributions	–	(1,653,877)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	56,639	887,371
Issued to shareholders in reinvestment of distributions	–	27,020
Cost of shares redeemed	(53,950)	(70,888)
Net increase from share transactions	2,689	843,503
Class III
Proceeds from sale of shares	6,036,044	17,596,318
Issued to shareholders in reinvestment of distributions	–	1,626,857
Cost of shares redeemed	(8,595,596)	(18,277,728)
Net increase/(decrease) from share transactions	(2,559,552)	945,447

Net decrease in net assets	(5,276,976)	(600,511)

NET ASSETS:

Beginning of period	87,193,135	87,793,646
End of period*	$81,916,159	$87,193,135

*Includes accumulated net investment income/(loss) of:	$597,203	$(1,288,285)

OTHER INFORMATION - SHARES:

Class I
Sold	6,605	91,266
Reinvested	–	2,887
Redeemed	(5,939)	(7,234)
Net increase in shares outstanding	666	86,919
Class III
Sold	669,240	1,804,381
Reinvested	–	174,182
Redeemed	(967,051)	(1,880,535)
Net increase/(decrease) in shares outstanding	(297,811)	98,028

See Notes to Financial Statements.

41  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period	$9.55		$9.82	$7.10	$11.91	$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.22		0.30	0.28	0.34	0.32	0.18
Net realized and unrealized gain/(loss) on investments	(0.48)		(0.35)	2.65	(4.86)	1.00	0.58
Total income/(loss) from investment operations	(0.26)		(0.05)	2.93	(4.52)	1.32	0.76
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.21)	(0.10)	(0.10)	–
From net realized gain	–		–	–	(0.19)	(0.07)	–
Total distributions	–		(0.22)	(0.21)	(0.29)	(0.17)	–
Net increase/(decrease) in net asset value	(0.26)		(0.27)	2.72	(4.81)	1.15	0.76
Net asset value - end of period	$9.29		$9.55	$9.82	$7.10	$11.91	$10.76

Total Return*	(2.72	)%(2)	(0.49)%	41.39%	(37.71)%	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,186		$1,213	$393	$330	$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.98	%(3)	0.97%	0.95%	0.94%	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.90%	0.90%	0.80%	0.80	%(3)
Net investment income after waiver/reimbursements	5.03	%(3)	3.12%	3.32%	3.37%	2.73%	2.67	%(3)
Portfolio turnover rate	14	%(2)	40%	50%	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

42  |  June 30, 2018

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period	$9.53		$9.80	$7.10	$11.90	$10.72	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.21		0.26	0.25	0.31	0.27	0.14
Net realized and unrealized gain/(loss) on investments	(0.48)		(0.35)	2.64	(4.85)	1.00	0.58
Total income/(loss) from investment operations	(0.27)		(0.09)	2.89	(4.54)	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.19)	(0.07)	(0.01)	–
From net realized gain	–		–	–	(0.19)	(0.08)	–
Total distributions	–		(0.18)	(0.19)	(0.26)	(0.09)	–
Net increase/(decrease) in net asset value	(0.27)		(0.27)	2.70	(4.80)	1.18	0.72
Net asset value - end of period	$9.26		$9.53	$9.80	$7.10	$11.90	$10.72

Total Return*	(2.83	)%(2)	(0.84)%	40.80%	(37.92)%	11.91%	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$80,730		$85,980	$87,401	$52,411	$68,777	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.33	%(3)	1.32%	1.35%	1.27%	1.40%	2.22	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.23%	1.28%	1.30	%(3)
Net investment income after waiver/reimbursements	4.69	%(3)	2.69%	2.91%	3.07%	2.24%	2.16	%(3)
Portfolio turnover rate	14	%(2)	40%	50%	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

43  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview	June 30, 2018 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it is managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2018

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/18
	Six Months[1]	1 Year	3 Year	(10/24/14)	Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio - Class I	-1.32%	4.92%	7.34%	9.34%	2.14%	1.75%
ALPS | Red Rocks Listed Private Equity Portfolio - Class III	-1.48%	4.57%	7.03%	9.00%	2.50%	2.10%
Red Rocks Global Listed Private Equity Index[3]	-0.26%	7.12%	8.17%	10.97%
MSCI World Total Return Index[4]	0.43%	11.09%	8.48%	8.42%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2018. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2019. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

[4]	MSCI World Total Return Index - Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately - held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio. The Distributor is affiliated with Red Rocks Capital.

44  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	June 30, 2018 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2018)

IAC/InterActiveCorp	4.79%
KKR & Co. LP	4.46%
Aurelius Equity Opportunities SE & Co. KGaA	4.43%
3i Group PLC	4.06%
Blackstone Group LP	3.74%
HarbourVest Global Private Equity, Ltd.	3.54%
Intermediate Capital Group PLC	3.43%
Schouw & Co. AB	3.26%
Brookfield Asset Management, Inc., Class A	3.20%
Partners Group Holding AG	3.16%
Total	38.07%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.

(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2018.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2018)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

45  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Closed-End Funds - 14.52%
Financials - 14.52%
3i Infrastructure PLC	83,215	$245,564
HarbourVest Global Private Equity, Ltd. (1)	52,100	880,897
HBM Healthcare Investments AG, Class A	4,330	686,855
HgCapital Trust PLC	23,086	588,046
ICG Enterprise Trust PLC	4,424	50,212
NB Private Equity Partners, Ltd.	19,328	271,219
Pantheon International PLC Fund (1)	14,550	388,924
Riverstone Energy, Ltd. (1)	29,825	502,254

Total Financials		3,613,971

Total Closed-End Funds
(Cost $3,214,171)		3,613,971

Common Stocks - 81.53%
Consumer Discretionary - 7.03%
GCI Liberty, Inc., Class A (1)	12,775	$575,897
Liberty Formula One, Class A (1)	10,225	361,045
Liberty SiriusXM, Class A (1)	10,600	477,530
Naspers, Ltd., N Shares	1,335	336,612

Total Consumer Discretionary		1,751,084

Consumer Staples - 3.26%
Schouw & Co. AB	9,200	810,733

Financials - 55.28%
3i Group PLC	85,403	1,011,099
Ackermans & van Haaren NV	3,666	630,285
Ares Capital Corp.	32,500	534,625
AURELIUS Equity Opportunities SE & Co. KGaA	18,650	1,103,863
Berkshire Hathaway, Inc., Class B (1)	3,940	735,401
Blackstone Group LP	28,925	930,517
Brederode SA	2,527	158,046
Brookfield Asset Management, Inc., Class A	19,675	797,625
Cannae Holdings, Inc. (1)	25,600	474,880
Carlyle Group LP	17,100	364,230
Eurazeo SA	6,838	517,585
EXOR N.V.	6,500	434,963
Intermediate Capital Group PLC	58,900	853,279
Investor AB, B Shares	14,100	571,143
KKR & Co. LP	44,700	1,110,795
mutares AG (1)	10,436	140,152
Onex Corp.	8,876	651,462
Pargesa Holding SA	7,255	614,070
Partners Group Holding AG	1,075	785,874
Princess Private Equity Holding, Ltd.	14,375	168,711
	Shares	Value
Financials (continued)
Standard Life Private Equity	110,000	$473,263
Wendel SA	5,115	703,780

Total Financials		13,765,648

Health Care - 2.34%
Danaher Corp.	5,875	579,745

Industrials - 5.73%
Aalberts Industries NV	8,125	388,135
Brookfield Business Partners LP	6,900	264,474
Gesco AG	2,465	77,244
Indus Holding AG	6,325	393,591
Melrose Industries PLC	109,000	304,989

Total Industrials		1,428,433

Information Technology - 5.90%
IAC/InterActiveCorp (1)	7,815	1,191,709
Rocket Internet SE (1)(2)	8,675	277,576

Total Information Technology		1,469,285

Utilities - 1.99%
Brookfield Infrastructure Partners LP, Class A	12,898	495,283

Total Common Stocks
(Cost $18,822,036)		20,300,211

	7-Day Yield	Shares	Value
Short-Term Investments - 3.77%
State Street Institutional Treasury Plus Money Market Fund	1.769%	938,928	$938,928

Total Short-Term Investments
(Cost $938,928)			938,928

Total Investments - 99.82%
(Total cost $22,975,135)			24,853,110

Other Assets in Excess of Liabilities - 0.18%			44,050

Net Assets - 100.00%			$24,897,160

(1)	Non-income producing security.

See Notes to Financial Statements.

46  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments (continued)	As of June 30, 2018 (Unaudited)

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $277,576, representing 1.11% of net assets.

See Notes to Financial Statements.

47  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Assets and Liabilities	As of June 30, 2018 (Unaudited)

ASSETS:

Investments, at value	$24,853,110
Foreign currency, at value (Cost $24,048)	24,048
Receivable for investments sold	24,222
Receivable for shares sold	2,725
Dividends receivable	98,582
Other assets	977
Total Assets	25,003,664

LIABILITIES:

Payable for investments purchased	24,473
Payable for shares redeemed	5,580
Payable to advisor	13,542
Payable for distribution and service fees	15,752
Payable for audit fees	21,201
Payable for trustees' fees	83
Accrued expenses and other liabilities	25,873
Total Liabilities	106,504
Net Assets	$24,897,160

NET ASSETS CONSIST OF:

Paid-in capital	$21,995,911
Accumulated net investment income	645,487
Accumulated net realized gain	377,844
Net unrealized appreciation	1,877,918
Net Assets	$24,897,160

Investments, at Cost	$22,975,135

PRICING OF SHARES:

Class I:
Net Assets	$337,078
Shares of beneficial interest outstanding	26,490
Net assets value, offering and redemption price per share	$12.72

Class III:
Net Assets	$24,560,082
Shares of beneficial interest outstanding	1,847,141
Net assets value, offering and redemption price per share	$13.30

See Notes to Financial Statements.

48  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $35,819)	$390,165
Total Investment Income	390,165

EXPENSES:
Investment advisor fee	107,430
12b-1 fees:
Class III	29,493
Shareholder servicing fees:
Class I	209
Class III	29,493
Custodian fees	11,154
Legal fees	1,166
Audit fees	12,021
Trustees' fees and expenses	2,371
Report to shareholder fees	4,443
Other expenses	7,232
Total expenses before waiver/reimbursements	205,012
Less fees waived/reimbursed by investment advisor
Class I	(370)
Class III	(31,925)
Total Net Expenses	172,717
Net Investment Income	217,448

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	355,550
Foreign currency transactions	(1,407)
Net realized gain	354,143
Net change in unrealized depreciation on:
Investments	(1,015,455)
Translation of assets and liabilities denominated in foreign currencies	(1,126)
Net change in unrealized depreciation	(1,016,581)
Net Realized and Unrealized Loss on Investments	(662,438)
Net Decrease in Net Assets Resulting from Operations	$(444,990)

See Notes to Financial Statements.

49  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

OPERATIONS:
Net investment income	$217,448	$304,531
Net realized gain	354,143	641,122
Long-term capital gain distributions from other investment companies	–	1,780
Net change in unrealized appreciation/(depreciation)	(1,016,581)	2,412,112
Net increase/(decrease) in net assets resulting from operations	(444,990)	3,359,545

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(6,381)
Class III	–	(483,955)
Total distributions	–	(490,336)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	198,433	290,992
Issued to shareholders in reinvestment of distributions	–	6,381
Cost of shares redeemed	(77,384)	(162,439)
Net increase from share transactions	121,049	134,934
Class III
Proceeds from sale of shares	5,954,399	12,167,365
Issued to shareholders in reinvestment of distributions	–	483,955
Cost of shares redeemed	(2,490,266)	(5,375,112)
Net increase from share transactions	3,464,133	7,276,208

Net increase in net assets	3,140,192	10,280,351

NET ASSETS:

Beginning of period	21,756,968	11,476,617
End of period*	$24,897,160	$21,756,968

*Includes accumulated net investment income of:	$645,487	$428,039

OTHER INFORMATION - SHARES:

Class I
Sold	15,252	23,183
Reinvested	–	503
Redeemed	(5,953)	(12,668)
Net increase in shares outstanding	9,299	11,018
Class III
Sold	432,972	939,301
Reinvested	–	36,442
Redeemed	(181,022)	(412,484)
Net increase in shares outstanding	251,950	563,259

See Notes to Financial Statements.

50  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.90		$10.60	$10.33		$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17		0.23	0.78		0.18		0.02
Net realized and unrealized gain/(loss) on investments	(0.35)		2.45	0.08		(0.29)		0.46
Total income/(loss) from investment operations	(0.18)		2.68	0.86		(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.38)	(0.59)		(0.04)		–
From net realized gain	–		–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.38)	(0.59)		(0.04)		–
Net increase/(decrease) in net asset value	(0.18)		2.30	0.27		(0.15)		0.48
Net asset value - end of period	$12.72		$12.90	$10.60		$10.33		$10.48

Total Return*	(1.32	)%(3)	25.37%	8.30%		(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$337		$222	$65		$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.36	%(4)	1.49%	2.12%		5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.10	%(4)	1.10%	1.09%		1.08%		0.95	%(4)
Net investment income after waiver/reimbursements	2.58	%(4)	1.84%	7.81%		1.76%		0.82	%(4)
Portfolio turnover rate	12	%(3)	47%	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Less than ($0.005) per share.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

51  |  June 30, 2018

ALPS | Red Rocks Listed Private Equity Portfolio - Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.50		$11.06	$10.32		$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.12		0.23	0.31		0.15		0.01
Net realized and unrealized gain/(loss) on investments	(0.32)		2.53	0.51		(0.29)		0.46
Total income/(loss) from investment operations	(0.20)		2.76	0.82		(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.32)	(0.08)		(0.01)		–
From net realized gain	–		–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.32)	(0.08)		(0.01)		–
Net increase/(decrease) in net asset value (0.20)	2.44		0.74	(0.15)		0.47
Net asset value - end of period	$13.30		$13.50	$11.06		$10.32		$10.47

Total Return*	(1.48	)%(3)	24.96%	7.97%		(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$24,560		$21,535	$11,411		$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.72	%(4)	1.85%	2.03%		5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.45	%(4)	1.45%	1.45%		1.44%		1.45	%(4)
Net investment income after waiver/reimbursements	1.81	%(4)	1.81%	2.92%		1.46%		0.32	%(4)
Portfolio turnover rate	12	%(3)	47%	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Less than ($0.005) per share.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

52  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio

Performance Overview	June 30, 2018 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Core ETF Portfolio (the “Portfolio” or the “Core Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

The Portfolio is actively managed, investing primarily in exchange traded funds (“ETFs”). The investment approach of the Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2018

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/18
	Six Months[1]	1 Year	3 Year	(4/30/14)	Gross	Net[2]
ALPS | Stadion Core ETF Portfolio - Class I	-0.34%	6.22%	6.48%	4.90%	1.30%	0.91%
ALPS | Stadion Core ETF Portfolio - Class III	-0.58%	5.77%	6.08%	4.57%	1.62%	1.26%
S&P Target Risk® Growth Index[3]	-0.67%	6.59%	6.18%	5.84%
80% S&P 500® and 20% Bloomberg Barclays U.S. Aggregate[4]	1.84%	11.34%	9.91%	9.61%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2018. The Adviser and Stadion Money Management, LLC (the "Sub-Adviser) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.65% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2019. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The S&P Target Risk® Growth Index seeks to provide increased exposure to equities, while also using some fixed income exposure to dampen risk. An investor cannot invest directly in an index.

[4]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Core ETF Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

53  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio

Performance Overview (continued)	June 30, 2018 (Unaudited)

Top Ten Long Holdings(1)(2) (as of June 30, 2018)
Core S&P 500® ETF	23.98%
Core MSCI EAFE ETF	13.98%
Core U.S. Aggregate Bond ETF	11.12%
Vanguard® Short-Term Bond ETF	9.54%
iBoxx $ Investment Grade Corporate Bond ETF	7.53%
Core MSCI Total International Stock ETF	6.00%
MBS ETF	5.05%
SPDR® S&P MidCap 400® ETF Trust	4.87%
PowerShares QQQ Trust™ Series 1	4.40%
Vanguard® Long-Term Bond ETF	4.05%
Total	90.52%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2018.

Growth of $10,000 (as of June 30, 2018)

ALPS | Stadion Core ETF Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

54  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio

Performance Overview	June 30, 2018 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio” or the “Growth Fund”) is to seek long-term capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market exchange traded funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2018

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/18
	Six Months[1]	1 Year	3 Year	(4/30/15)	Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio - Class I	3.64%	12.72%	7.33%	6.45%	1.71%	1.17%
ALPS | Stadion Tactical Growth Portfolio - Class III	3.36%	12.27%	6.90%	6.05%	2.06%	1.52%
Morningstar Moderately Aggressive Target Risk Index[3]	-0.03%	9.33%	7.82%	6.84%
S&P 500® Total Return Index[4]	2.65%	14.37%	11.93%	11.03%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2018. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2019. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

[4]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: This risk adjusted measure of a portfolio’s return was developed by the Nobel laureate, William F. Sharpe. The goal of the ratio is to determine how well a portfolio compensates an investor for each unit of risk imbedded in the portfolio. Its calculation involves taking a portfolio’s return over a certain time period, subtracting the return of a risk-free security [U.S. Treasury Bill], and then dividing by the standard deviation of the portfolio’s return. The higher the Sharpe Ratio, the better the portfolio has compensated for its risk.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Growth Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Portfolio is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover, and small capitalization companies risk. Since the Portfolio is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

55  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	June 30, 2018 (Unaudited)

Top Ten Holdings(1)(2) (as of June 30, 2018)
PowerShares QQQ Trust™ Series 1	15.07%
Vanguard® Growth ETF	15.02%
SPDR® S&P 500® ETF Trust	14.98%
iShares® Short Treasury Bond ETF	9.96%
PIMCO Enhanced Short Maturity Active ETF	8.23%
Core S&P Small-Cap® ETF	6.01%
SPDR® S&P 600® Small Cap Growth ETF	5.38%
ProShares® Short 20+ Year Treasury	5.03%
Russell 2000® ETF	5.02%
iShares® North American Tech-Software ETF	4.91%
Total	89.61%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2018.

Growth of $10,000 (as of June 30, 2018)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graphs and tables within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

56  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.98%
iShares - 73.61%
Core MSCI EAFE ETF	33,800	$2,141,906
Core MSCI Emerging Markets ETF	5,850	307,183
Core MSCI Total International Stock ETF	15,290	919,388
Core S&P 500® ETF	13,450	3,672,522
Core S&P Small-Cap® ETF	7,230	603,416
Core U.S. Aggregate Bond ETF	16,020	1,703,246
iBoxx $Investment Grade Corporate Bond ETF	10,070	1,153,720
MBS ETF	7,420	773,016

Total iShares		11,274,397

Other - 25.37%
PowerShares QQQ Trust™, Series 1	3,930	674,585
SPDR® S&P MidCap 400® ETF Trust	2,100	745,542
Vanguard® Long-Term Bond ETF	7,000	620,480
Vanguard® Short-Term Bond ETF	18,690	1,461,745
Vanguard® Total International Bond ETF	7,030	384,611

Total Other		3,886,963

Total Exchange Traded Funds
(Cost $14,904,269)		15,161,360

Total Investments - 98.98%
(Total cost $14,904,269)		15,161,360

Other Assets in Excess of Liabilities - 1.02%		155,624

Net Assets - 100.00%		$15,316,984

See Notes to Financial Statements.

57  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments	As of June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.58%
iShares - 29.99%
Core S&P Small-Cap® ETF	3,720	$310,472
iShares® Commodities Select Strategy ETF	5,420	211,597
iShares® North American Tech-Software ETF	1,390	253,925
iShares® Short Treasury Bond ETF	4,660	514,650
Russell 2000® ETF	1,585	259,575

Total iShares		1,550,219

Other - 68.59%
ETFMG Prime Cyber Security ETF	6,800	251,600
PIMCO Enhanced Short Maturity Active ETF	4,189	425,393
PowerShares QQQ Trust™, Series 1	4,538	778,947
ProShares® Short 20+ Year Treasury	11,490	260,134
SPDR® S&P 500® ETF Trust	2,853	773,962
SPDR® S&P 600® Small Cap Growth ETF	4,400	278,080
Vanguard® Growth ETF	5,183	776,465

Total Other		3,544,581

Total Exchange Traded Funds
(Cost $4,494,753)		5,094,800

Total Investments - 98.58%
(Total cost $4,494,753)		5,094,800

Other Assets in Excess of Liabilities - 1.42%		73,470

Net Assets - 100.00%		$5,168,270

See Notes to Financial Statements.

58  |  June 30, 2018

ALPS | Stadion Portfolio Series

Statements of Assets and Liabilities	As of June 30, 2018 (Unaudited)

	ALPS | Stadion Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio
ASSETS:

Investments, at value	$15,161,360	$5,094,800
Cash	146,845	84,303
Receivable for shares sold	13,677	–
Dividends receivable	22,498	6,945
Other assets	555	200
Total Assets	15,344,935	5,186,248

LIABILITIES:

Payable for shares redeemed	100	447
Payable to advisor	4,627	493
Payable for distribution and service fees	8,960	4,280
Payable for audit fees	12,127	12,127
Payable for trustees' fees	25	17
Accrued expenses and other liabilities	2,112	614
Total Liabilities	27,951	17,978
Net Assets	$15,316,984	$5,168,270

NET ASSETS CONSIST OF:

Paid-in capital	$14,479,136	$4,146,709
Accumulated net investment income	155,367	2,944
Accumulated net realized gain	425,390	418,570
Net unrealized appreciation	257,091	600,047
Net Assets	$15,316,984	$5,168,270

Investments, at Cost	$14,904,269	$4,494,753

PRICING OF SHARES:

Class I:
Net Assets	$303,805	$30,465
Shares of beneficial interest outstanding	25,777	2,611
Net assets value, offering and redemption price per share	$11.79	$11.67

Class III:
Net Assets	$15,013,179	$5,137,805
Shares of beneficial interest outstanding	1,249,049	428,757
Net assets value, offering and redemption price per share	$12.02	$11.98

See Notes to Financial Statements.

59  |  June 30, 2018

ALPS | Stadion Portfolio Series

Statements of Operations	For the Six Months Ended June 30, 2018 (Unaudited)

	ALPS | Stadion Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio
INVESTMENT INCOME:
Dividends	$153,810	$27,143
Total Investment Income	153,810	27,143

EXPENSES:
Investment advisor fee	33,188	19,448
12b-1 fees:
Class III	16,195	6,445
Shareholder servicing fees
Class I	239	22
Class III	16,195	6,445
Custodian fees	1,859	877
Legal fees	3,226	2,748
Audit fees	8,466	8,466
Trustees' fees and expenses	1,209	508
Report to shareholder fees	812	645
Other expenses	3,367	3,125
Total expenses before waiver/reimbursements	84,756	48,729
Less fees waived/reimbursed by investment advisor
Class I	(213)	(87)
Class III	(8,628)	(14,984)
Total Net Expenses	75,915	33,658
Net Investment Income/(Loss)	77,895	(6,515)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	34,350	299,424
Net change in unrealized depreciation on investments	(217,868)	(120,811)
Net Realized and Unrealized Gain/(Loss) on Investments	(183,518)	178,613
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(105,623)	$172,098

See Notes to Financial Statements.

60  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017(1)
OPERATIONS:

Net investment income	$77,895	$77,472
Net realized gain	34,350	538,906
Net change in unrealized appreciation/(depreciation)	(217,868)	216,252
Net increase/(decrease) in net assets resulting from operations	(105,623)	832,630

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(160)
Class III	–	(13,004)
Total distributions	–	(13,164)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	314,039	–
Issued to shareholders in reinvestment of distributions	–	160
Cost of shares redeemed	(65,550)	(3,178)
Net increase/(decrease) from share transactions	248,489	(3,018)
Class III
Proceeds from sale of shares	4,724,895	6,443,515
Issued to shareholders in reinvestment of distributions	–	13,004
Cost of shares redeemed	(386,007)	(1,046,309)
Net increase from share transactions	4,338,888	5,410,210

Net increase in net assets	4,481,754	6,226,658

NET ASSETS:

Beginning of period	10,835,230	4,608,572
End of period*	$15,316,984	$10,835,230

*Includes accumulated net investment income of:	$155,367	$77,472

OTHER INFORMATION - SHARES:

Class I
Sold	26,258	–
Reinvested	–	14
Redeemed	(5,543)	(273)
Net increase/(decrease) in shares outstanding	20,715	(259)
Class III
Sold	389,424	554,029
Reinvested	–	1,084
Redeemed	(31,919)	(90,520)
Net increase in shares outstanding	357,505	464,593

(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio.

See Notes to Financial Statements.

61  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:

Net investment income/(loss)	$(6,515)	$9,512
Net realized gain	299,424	179,437
Long-term capital gain distributions from other investment companies	–	34
Net change in unrealized appreciation/(depreciation)	(120,811)	387,712
Net increase in net assets resulting from operations	172,098	576,695

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(243)
Class III	–	(14,274)
Total distributions	–	(14,517)

SHARE TRANSACTIONS:
Class I
Issued to shareholders in reinvestment of distributions	–	243
Net increase from share transactions	–	243
Class III
Proceeds from sale of shares	528,036	1,452,846
Issued to shareholders in reinvestment of distributions	–	14,274
Cost of shares redeemed	(680,206)	(1,198,205)
Net increase/(decrease) from share transactions	(152,170)	268,915

Net increase in net assets	19,928	831,336

NET ASSETS:

Beginning of period	5,148,342	4,317,006
End of period*	$5,168,270	$5,148,342

*Includes accumulated net investment income of:	$2,944	$9,459

OTHER INFORMATION - SHARES:

Class I
Reinvested	–	21
Net increase in shares outstanding	–	21
Class III
Sold	44,008	135,309
Reinvested	–	1,240
Redeemed	(57,035)	(108,785)
Net increase/(decrease) in shares outstanding	(13,027)	27,764

See Notes to Financial Statements.

62  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017(1)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.83		$10.42		$9.35	$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.15		0.20	0.03	0.07
Net realized and unrealized gain/(loss) on investments	(0.12)		1.29		0.87	(1.00)	0.55
Total income/(loss) from investment operations	(0.04)		1.44		1.07	(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.03)		–	(0.30)	–
Total distributions	–		(0.03)		–	(0.30)	–
Net increase/(decrease) in net asset value	(0.04)		1.41		1.07	(1.27)	0.62
Net asset value - end of period	$11.79		$11.83		$10.42	$9.35	$10.62

Total Return*	(0.34	)%(3)	13.84%		11.44%	(9.09)%	6.20	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$304		$60		$55	$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.93	%(4)	1.25%		0.97%	1.96%	13.77	%(4)
Net expenses after waiver/reimbursements	0.80	%(4)	0.85	%(5)	0.80%	0.89%	0.80	%(4)
Net investment income after waiver/reimbursements	1.33	%(4)	1.30%		2.04%	0.26%	1.07	%(4)
Portfolio turnover rate	8	%(3)	135%		393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions.

(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.

63  |  June 30, 2018

ALPS | Stadion Core ETF Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017(1)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.09		$10.66		$9.62	$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(2)	0.07		0.13		0.03	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	(0.14)		1.32		1.01	(0.98)	0.55
Total income/(loss) from investment operations	(0.07)		1.45		1.04	(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.02)		–	(0.01)	–
Total distributions	–		(0.02)		–	(0.01)	–
Net increase/(decrease) in net asset value	(0.07)		1.43		1.04	(1.01)	0.63
Net asset value - end of period	$12.02		$12.09		$10.66	$9.62	$10.63

Total Return*	(0.58	)%(3)	13.57%		10.81%	(9.43)%	6.30	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$15,013		$10,775		$4,553	$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.28	%(4)	1.57%		1.82%	2.15%	9.63	%(4)
Net expenses after waiver/reimbursements	1.15	%(4)	1.19	%(5)	1.29%	1.29%	1.30	%(4)
Net investment income/(loss) after waiver/reimbursements	1.17	%(4)	1.15%		0.27%	(0.21%)	1.03	%(4)
Portfolio turnover rate	8	%(3)	135%		393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions.

(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.

64  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.26		$10.09	$9.53	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01	(2)	0.06	0.07	0.08
Net realized and unrealized gain/(loss) on investments	0.40		1.20	0.85	(0.55)
Total income/(loss) from investment operations	0.41		1.26	0.92	(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.09)	(0.36)	–
Total distributions	–		(0.09)	(0.36)	–
Net increase/(decrease) in net asset value	0.41		1.17	0.56	(0.47)
Net asset value - end of period	$11.67		$11.26	$10.09	$9.53

Total Return*	3.64	%(3)	12.53%	9.67%	(4.70	)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$30		$29	$26	$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.53	%(4)	1.49%	2.02%	7.16	%(4)
Net expenses after waiver/reimbursements	0.95	%(4)	0.95%	0.85%	0.95	%(4)
Net investment income after waiver/ reimbursements	0.10	%(4)	0.52%	0.77%	1.18	%(4)
Portfolio turnover rate	56	%(3)	86%	142%	180	%(3)

*	Assumes reinvestment of any dividends and distributions.

(1)	Per share numbers have been calculated using the average shares method.

(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

65  |  June 30, 2018

ALPS | Stadion Tactical Growth Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.59		$10.36	$9.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(1)	(0.01)		0.02	0.04	0.12
Net realized and unrealized gain/(loss) on investments	0.40		1.24	0.84	(0.61)
Total income/(loss) from investment operations	0.39		1.26	0.88	(0.49)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.03)	(0.03)	–
Total distributions	–		(0.03)	(0.03)	–
Net increase/(decrease) in net asset value	0.39		1.23	0.85	(0.49)
Net asset value - end of period	$11.98		$11.59	$10.36	$9.51

Total Return*	3.36	%(2)	12.18%	9.22%	(4.90	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$5,138		$5,119	$4,291	$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.88	%(3)	1.84%	2.30%	6.30	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.29%	1.30	%(3)
Net investment income/(loss) after waiver/ reimbursements	(0.25	)%(3)	0.19%	0.44%	1.82	%(3)
Portfolio turnover rate	56	%(2)	86%	142%	180	%(2)

*	Assumes reinvestment of any dividends and distributions.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

66  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Financial Statements herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

67  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

68  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2018:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,482,855	$–	$–	$33,482,855
Short-Term Investments	376,164	–	–	376,164
Total	$33,859,019	$–	$–	$33,859,019

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,879,959	$–	$–	$76,879,959
Short-Term Investments	815,324	–	–	815,324
Total	$77,695,283	$–	$–	$77,695,283

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,708,070	$–	$–	$180,708,070
Short-Term Investments	2,132,541	–	–	2,132,541
Total	$182,840,611	$–	$–	$182,840,611

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$222,346,937	$–	$–	$222,346,937
Short-Term Investments	505,690	–	–	505,690
Total	$222,852,627	$–	$–	$222,852,627

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$99,828,782	$–	$–	$99,828,782
Short-Term Investments	302,759	–	–	302,759
Total	$100,131,541	$–	$–	$100,131,541

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$20,872,787	$–	$–	$20,872,787
U.S. Energy Infrastructure Companies	21,565,370	–	–	21,565,370
U.S. Energy Infrastructure MLPs	19,628,633	–	–	19,628,633
U.S. General Partners	19,930,857	–	–	19,930,857
Short-Term Investments	12,706	–	–	12,706
Total	$82,010,353	$–	$–	$82,010,353

69  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,613,971	$–	$–	$3,613,971
Common Stocks	20,300,211	–	–	20,300,211
Short-Term Investments	938,928	–	–	938,928
Total	$24,853,110	$–	$–	$24,853,110

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,161,360	$–	$–	$15,161,360
Total	$15,161,360	$–	$–	$15,161,360

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,094,800	$–	$–	$5,094,800
Total	$5,094,800	$–	$–	$5,094,800

The Portfolios recognize transfers between levels as of the end of the period. For the six months ended June 30, 2018, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the For the six months ended June 30, 2018.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2018, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

70  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2018. The tax character of the distributions paid during the year ended December 31, 2017 were as follows:

2017	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$629,586	$168,676	$798,262
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,400,904	3,670,413	5,071,317
Morningstar Balanced ETF Asset Allocation Portfolio	3,131,006	11,573,417	14,704,423
Morningstar Growth ETF Asset Allocation Portfolio	3,119,814	11,429,474	14,549,288
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,247,342	5,598,582	6,845,924
ALPS | Alerian Energy Infrastructure Portfolio	1,653,877	–	1,653,877
ALPS | Red Rocks Listed Private Equity Portfolio	490,336	–	490,336
ALPS | Stadion Core ETF Portfolio	13,164	–	13,164
ALPS | Stadion Tactical Growth Portfolio	14,517	–	14,517

As of December 31, 2017, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

71  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$1,133,184	$2,213,485

The Portfolios elect to defer to the period ending December 31, 2018, capital losses recognized during the period November 1, 2017 to December 31, 2017 as follows:

Portfolio
ALPS | Alerian Energy Infrastructure Portfolio	$65,815

As of June 30, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$32,260,343	$339,705	$(741,029)	$(401,324)
Morningstar Income and Growth ETF Asset Allocation Portfolio	75,717,558	3,299,042	(1,321,317)	1,977,725
Morningstar Balanced ETF Asset Allocation Portfolio	172,047,800	13,048,698	(2,255,887)	10,792,811
Morningstar Growth ETF Asset Allocation Portfolio	201,053,876	23,942,215	(2,143,464)	21,798,751
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	89,714,447	10,969,662	(552,568)	10,417,094
ALPS | Alerian Energy Infrastructure Portfolio	88,583,107	(228,144)	(6,344,610)	(6,572,754)
ALPS | Red Rocks Listed Private Equity Portfolio	22,938,014	2,678,354	(763,258)	1,915,096
ALPS | Stadion Core ETF Portfolio	14,915,498	482,284	(236,422)	245,862
ALPS | Stadion Tactical Growth Portfolio	4,494,766	608,519	(8,485)	600,034

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2018.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2018, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$8,137,235	$8,767,076
Morningstar Income and Growth ETF Asset Allocation Portfolio	12,159,916	13,573,830
Morningstar Balanced ETF Asset Allocation Portfolio	17,905,038	26,921,445
Morningstar Growth ETF Asset Allocation Portfolio	25,670,035	28,613,567
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	9,960,519	10,605,516
ALPS | Alerian Energy Infrastructure Portfolio	12,091,649	11,624,979
ALPS | Red Rocks Listed Private Equity Portfolio	6,074,501	2,847,325
ALPS | Stadion Core ETF Portfolio	5,667,616	1,029,330
ALPS | Stadion Tactical Growth Portfolio	2,788,574	2,943,334

5.  INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market, which acquired DST in a transaction which closed on April 16, 2018. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

72  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC
ALPS | Stadion Core ETF Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Core ETF Portfolio	0.50%
ALPS | Stadion Tactical Growth Portfolio	0.75%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Core ETF Portfolio	All Asset Levels	0.50%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6.  OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2018, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

73  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Core ETF Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2019
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2019
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2019
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2019
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2019
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2019
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2019
ALPS | Stadion Core ETF Portfolio	0.65%	N/A	0.65%	4/29/2019
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2019

The Adviser and Sub-Advisers of the Morningstar Portfolios, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2018, the available recoupable balances are as follows:

Portfolio	Expires 2018	Expires 2019	Expires 2020	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$–	$3,174	$3,174
Morningstar Income and Growth ETF Asset Allocation Portfolio	–	–	634	634
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	–	1,542	1,542
ALPS | Alerian Energy Infrastructure Portfolio	–	–	3,554	3,554
ALPS | Red Rocks Listed Private Equity Portfolio	51,552	66,698	32,295	150,545
ALPS | Stadion Core ETF Portfolio	25,333	25,406	8,841	59,580

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

74  |  June 30, 2018

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2018 (Unaudited)

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.  TRUSTEES FEES

As of June 30, 2018, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $10,000 and $3,000, respectively. Trustees’ fees and expenses accrued by the Portfolios for the period ending June 30, 2018 are reported on the Statements of Operations.

8.  RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2018 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$131,412	$–	$–
Morningstar Income and Growth ETF Asset Allocation Portfolio	479,971	1,241	87
Morningstar Balanced ETF Asset Allocation Portfolio	70,758	190,130	20,237
Morningstar Growth ETF Asset Allocation Portfolio	56,654	178,928	21,664
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	368,496	16,384

75  |  June 30, 2018

ALPS Variable Investment Trust

Additional Information	June 30, 2018 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-5850. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

SHAREHOLDER MEETING RESULTS

ALPS | Alerian Energy Infrastructure Portfolio

Shareholder Meeting

A Special Meeting of Shareholders of the Portfolio, a series of the Trust, was held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Portfolio, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Alerian Energy Infrastructure Portfolio	5,673,667	698,653	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Alerian Energy Infrastructure Portfolio	5,173,232	1,199,087	Yes

ALPS | Red Rocks Listed Private Equity Portfolio

Shareholder Meeting

A Special Meeting of Shareholders of the Portfolio, a series of the Trust, was held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Portfolio, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Red Rocks Listed Private Equity Portfolio	905,806	134,647	Yes

76  |  June 30, 2018

ALPS Variable Investment Trust

Additional Information	June 30, 2018 (Unaudited)

Proposal 2: To approve a new investment sub-advisory agreement among the Trust, on behalf of each Portfolio, ALPS Advisors and Red Rocks Capital LLC.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Red Rocks Listed Private Equity Portfolio	903,010	137,443	Yes

Proposal 3: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Red Rocks Listed Private Equity Portfolio	793,278	247,175	Yes

Stadion Portfolios

Shareholder Meeting

A Special Meeting of Shareholders of the Portfolios, each a series of the Trust, was held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Portfolio, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Stadion Core ETF Portfolio	1,055,948	6,251	Yes
ALPS | Stadion Tactical Growth Portfolio	307,442	129,408	Yes

Proposal 2: To approve a new investment sub-advisory agreement among the Trust, on behalf of each Portfolio, ALPS Advisors and Stadion Money Management.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Stadion Core ETF Portfolio	1,024,005	38,194	Yes
ALPS | Stadion Tactical Growth Portfolio	307,442	129,408	Yes

Proposal 3: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS | Stadion Core ETF Portfolio	1,015,268	46,931	Yes
ALPS | Stadion Tactical Growth Portfolio	307,442	129,408	Yes

77  |  June 30, 2018

ALPS Variable Investment Trust

Additional Information	June 30, 2018 (Unaudited)

Morningstar Portfolios

Shareholder Meeting

A Special Meeting of Shareholders of the Portfolios, each a series of the Trust, was held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Portfolio, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	6,431,851	926,116	Yes
Morningstar Balanced ETF Asset Allocation Portfolio	13,146,365	1,642,783	Yes
Morningstar Conservative ETF Asset Allocation Portfolio	2,530,202	224,886	Yes
Morningstar Growth ETF Asset Allocation Portfolio	15,073,436	2,121,406	Yes
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,664,422	938,089	Yes

Proposal 2: To approve a new investment sub-advisory agreement among the Trust, on behalf of each Portfolio, ALPS Advisors and Morningstar Investment Management LLC.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	6,347,489	1,010,478	Yes
Morningstar Balanced ETF Asset Allocation Portfolio	13,337,854	1,451,294	Yes
Morningstar Conservative ETF Asset Allocation Portfolio	2,544,133	210,955	Yes
Morningstar Growth ETF Asset Allocation Portfolio	14,597,090	2,597,751	Yes
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,651,135	951,375	Yes

Proposal 3: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	5,774,397	1,583,570	Yes
Morningstar Balanced ETF Asset Allocation Portfolio	12,379,908	2,409,240	Yes
Morningstar Conservative ETF Asset Allocation Portfolio	2,438,560	316,528	Yes
Morningstar Growth ETF Asset Allocation Portfolio	12,866,704	4,328,138	Yes
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,246,642	1,355,869	Yes

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Energy Infrastructure Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Energy Infrastructure Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

78  |  June 30, 2018

ALPS Variable Investment Trust

Additional Information	June 30, 2018 (Unaudited)

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

79  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

MORNINGSTAR PORTFOLIOS

At a meeting on March 5, 2018, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Existing Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) and the Existing Investment Sub-Advisory Agreement with Morningstar Investment Management, LLC (formerly known as Ibbotson Associates, Inc.) (“Morningstar”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), in each case for the Morningstar Portfolios. The Board, including a majority of the Independent Trustees also approved a New Investment Advisory Agreement with ALPS Advisors and New Investment Sub-Advisory Agreement with Morningstar (together with the New Investment Advisory Agreement, the “New Advisory Agreements”), Interim Investment Advisory Agreement with ALPS Advisors and an Interim Investment Sub-Advisory Agreement with Morningstar (together with the Interim Investment Advisory Agreement, the “Interim Advisory Agreements”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuance of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement and the approval of the New Advisory Agreements and the Interim Advisory Agreements (the Existing Investment Advisory Agreement, Existing Investment Sub-Advisory Agreement, New Advisory Agreements and the Interim Advisory Agreements are together defined as the “Agreements”) in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Morningstar were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Consideration by the Board of the New Advisory Agreements and Interim Advisory Agreements was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to ALPS Advisors, had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because ALPS Advisors would be acquired along with DST, the closing of the Transaction (the “Closing”), which occurred on April 16, 2018, may be deemed a change in control with respect to the Adviser. This change in control with respect to the Adviser may in turn be deemed to trigger an “assignment” of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement under the 1940 Act. As required by the 1940 Act, the Existing Advisory Agreements and Existing RiverFront Sub-Advisory Agreement provide for their automatic termination in the event of an assignment, and therefore, the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement automatically terminated upon Closing. In order for the ALPS Advisors to continue as the adviser and Morningstar to continue as the sub-adviser to the Morningstar Portfolios, the Board and the Portfolios’ shareholders must approve the New Advisory Agreements, which would take effect, if approved, upon the date of such shareholder approval. Prior to such shareholder approval, and in accordance with rules under the 1940 Act, ALPS Advisors and Morningstar provided services to the Morningstar Portfolios pursuant to the Interim Advisory Agreements. As of the date of this report, the New Advisory Agreements have received shareholder approval.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment subadviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure and records of ALPS Advisors and Morningstar. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Morningstar and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective Agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that ALPS Advisors and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively. The Board also concluded that Morningstar had demonstrated a continuing ability to attract and retain well-qualified personnel and that the structure of ALPS Advisors’ operations was sufficient to retain and properly motivate the Morningstar Portfolios’ current senior advisory personnel at ALPS Advisors. Finally, the Board concluded that the financial condition of each of ALPS Advisors and Morningstar was sound.

80  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Investment Performance

The Board reviewed the net total return performance of each Morningstar Portfolio as of January 31, 2018, over the one-, two-, three-, four-, five, and ten-year periods. The Board considered information from an independent research provider regarding the net total return performance of each Morningstar Portfolio relative to its performance universe. The Board also received and considered the quarterly commentaries from ALPS Advisors and Morningstar regarding the performance characteristics of each Morningstar Portfolio.

The Board noted generally, that, as of January 31, 2018: (i) the net total return performance of the Conservative Portfolio and the Income and Growth Portfolio each underperformed its respective performance universe average and benchmark for the one- and two-year period, and lagged the performance universe average and benchmark for the remaining periods; (ii) the net total return performance of the Balanced Portfolio was approximately equal to its performance universe average and benchmark for the one-year period, and overperformed slightly the performance universe average and benchmark for the two-, three, and four-year periods; (iii) the net total return performance of the Growth Portfolio outperformed its performance universe averages and benchmarks for the one-, two-, three-, and four-year periods; and (iv) the net total return performance of the Aggressive Growth Portfolio outperformed its performance universe average and benchmark for the one- and two-year periods while lagging the performance universe average slightly for the three- and four-year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Morningstar under the Agreements. The Board also took note of the fact that Morningstar would be paid by ALPS Advisors and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Morningstar to other comparable client accounts (including, for example, Morningstar’s stated fee schedule and fee range for its subadvisory clients). In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as subadviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ and Morningstar’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and subadvisory fees proposed to be payable by the Morningstar Portfolios.

The Board concluded that each Morningstar Portfolio's actual management fees and total expenses were below or within an acceptable range when compared with the median of the actual management fees and total expenses charged to similar open-end funds in the expense group and wider expense universe average, taking into account management and non-management fees and the limitations of the peer universe for the Morningstar Portfolios.

The Board also concluded that both the (i) actual management fees payable by each Morningstar Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Morningstar; and (ii) actual total expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the range of fees Morningstar charges to other subadvisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Morningstar’s parent organization, as well as current profitability analyses provided by ALPS Advisors and Morningstar respectively. The Board considered the profitability of ALPS Advisors to its overall relationship with the Morningstar Portfolios, which included fees payable to ALPS Advisors for investment advisory services. It was noted that there were no additional fees payable to other ALPS Advisors’ affiliates for non-investment advisory services provided by such affiliates to the Morningstar Portfolios. The Board concluded that the profits attributable to the services provided by ALPS Advisors to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by ALPS Advisors for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

81  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered ALPS Advisors’ and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Morningstar in connection with their relationship with the Morningstar Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Agreements.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Morningstar’s compensation for investment subadvisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

STADION PORTFOLIOS

At a meeting on March 5, 2018, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Existing Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) and the Existing Investment Sub-Advisory Agreement with Stadion Money Management, LLC (“Stadion”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), in each case for the Stadion Portfolios. The Board, including a majority of the Independent Trustees also approved a New Investment Advisory Agreement with ALPS Advisors and New Investment Sub-Advisory Agreement with Stadion (together with the New Investment Advisory Agreement, the “New Advisory Agreements”), Interim Investment Advisory Agreement with ALPS Advisors and an Interim Investment Sub-Advisory Agreement with Stadion (together with the Interim Investment Advisory Agreement, the “Interim Advisory Agreements”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuance of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement and the approval of the New Advisory Agreements and the Interim Advisory Agreements (the Existing Investment Advisory Agreement, Existing Investment Sub-Advisory Agreement, New Advisory Agreements and the Interim Advisory Agreements are together defined as the “Agreements”) in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Stadion were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Consideration by the Board of the New Advisory Agreements and Interim Advisory Agreements was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to ALPS Advisors, had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because ALPS Advisors would be acquired along with DST, the closing of the Transaction (the “Closing”), which occurred on April 16, 2018, may be deemed a change in control with respect to the Adviser. This change in control with respect to the Adviser may in turn be deemed to trigger an “assignment” of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement under the 1940 Act. As required by the 1940 Act, the Existing Advisory Agreements and Existing RiverFront Sub-Advisory Agreement provide for their automatic termination in the event of an assignment, and therefore, the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement automatically terminated upon Closing. In order for the ALPS Advisors to continue as the adviser and Stadion to continue as the sub-adviser to the Stadion Portfolios, the Board and the Portfolios’ shareholders must approve the New Advisory Agreements, which would take effect, if approved, upon the date of such shareholder approval. Prior to such shareholder approval, and in accordance with rules under the 1940 Act, ALPS Advisors and Stadion provided services to the Stadion Portfolios pursuant to the Interim Advisory Agreements. As of the date of this report, the New Advisory Agreements have received shareholder approval.

82  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment subadviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Stadion, in light of the investment objective of each Stadion Portfolio. The Board also considered the Portfolio team’s demonstrated consistency in investment approach for each Stadion Portfolio, and took note of the degree of portfolio overlap across the Stadion Portfolios. The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for the Stadion Portfolios and (ii) the Portfolio manager personnel of Stadion responsible for managing the investments of the Stadion Portfolios. The Board also considered the compliance structure and records of ALPS Advisors and Stadion. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Stadion, and the ability of those personnel to evaluate the services provided by Stadion.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Stadion to the Stadion Portfolios were appropriate and consistent with the terms of the respective Agreements and that each Stadion Portfolio and its shareholders were likely to benefit from the services provided under the Agreements. The Board also concluded that, bearing in mind the relative newness of the Stadion Portfolios, the quality of the services provided by the senior advisory personnel employed by Stadion had been consistent and that ALPS Advisors and Stadion have sufficient personnel, with the appropriate education and experience, to serve each Stadion Portfolio effectively. The Board also concluded that Stadion had demonstrated a continuing ability to attract and retain well-qualified personnel and that the structure of ALPS Advisors’ operations was sufficient to retain and properly motivate the Stadion Portfolios’ current senior advisory personnel at ALPS Advisors. Finally, the Board concluded that the financial condition of each of ALPS Advisor and Stadion was sound.

Investment Performance

The Board reviewed the net total return performance of the Core ETF Portfolio for the one- and two-year period ended of January 31, 2018, and of the Tactical Growth Portfolio for the one-year period ended January 31, 2018. The Board noted that, in the case of both Stadion Portfolios, there was limited performance history to consider, and also took into account the fact that the Core ETF Portfolio had recently modified its principal investment strategies. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Stadion Portfolios.

The Board noted generally that, as of January 31, 2018: (i) the net total return performance of the Core ETF Portfolio outperformed or was approximately equal to its performance universe average and benchmark for the two-year and three-year periods while lagging slightly for the oneyear period; and (ii) the net total return performance of the Tactical Growth Portfolio outperformed both its performance universe average and benchmark for the one- and two-year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Stadion Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Stadion under the Agreements. The Board also took note of the fact that Stadion would be paid by ALPS Advisors and not directly by the Stadion Portfolios. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Stadion Portfolios, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by Stadion to other comparable client accounts (including, for example, Stadion’s stated fee schedule and fee range for its subadvisory clients), and (iii) the asset size of each Stadion Portfolio relative to its peers. In connection therewith, the Board noted Stadion’s statements regarding the range of services that would be provided in its capacity as subadviser.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Stadion’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory and subadvisory fees proposed to be payable by the Stadion Portfolios.

The Board concluded that each Stadion Portfolio’s contractual management fees were lower than the median of the fees charged to similar openend funds in the expense group. The Board also concluded that each Stadion Portfolio’s actual management fees were equal to or lower than the expense group median, the Core Portfolio’s actual total expenses were higher than the expense universe average and the Tactical Growth Portfolio’s actual total expenses were lower than the expense group universe average.

The Board further concluded that both the (i) actual management fees payable by each Stadion Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Stadion and (ii) total expenses borne by each Stadion Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the range of fees Stadion charges to other subadvisory clients.

83  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Stadion, as well as current profitability analyses provided by ALPS Advisors and current and prospective profitability analyses provided by Stadion. The Board considered whether the provision of services by ALPS Advisors to the Stadion Portfolios was profitable to ALPS Advisors, noting that there were no additional fees payable to other ALPS Advisors’ affiliates for non-investment advisory services provided to the Stadion Portfolios. The Board concluded that the profits attributable to the services provided by ALPS Advisors to each Stadion Portfolio were not excessive.

The Board also considered the profitability of Stadion’s overall relationship with the Morningstar Portfolios, which included fees payable to Stadion by ALPS Advisors for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Stadion to each Stadion Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Stadion, as well as the asset size of the Stadion Portfolios, and concluded that, to the extent any economies of scale could be realized as the assets of the Stadion Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered ALPS Advisors’ and Stadion’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors and Stadion might receive in connection with their association with the Stadion Portfolios. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Stadion in connection with their relationship with the Stadion Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Agreements.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Stadion’s compensation for investment subadvisory services are consistent with the best interests of the Stadion Portfolios and their shareholders.

ALERIAN PORTFOLIO

At a meeting on March 5, 2018, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Existing Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), for the Alerian Portfolio. The Board, including a majority of the Independent Trustees also approved a New Investment Advisory Agreement with ALPS Advisors (together with the “New Advisory Agreement”) and Interim Investment Advisory Agreement with ALPS Advisors (the “Interim Advisory Agreement”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuance of the Existing Investment Advisory Agreement and the approval of the New Advisory Agreement and the Interim Advisory Agreement (the Existing Investment Advisory Agreement, New Advisory Agreement and the Interim Advisory Agreement are together defined as the “Agreements”) in executive session with such counsel at which no representatives of fund management were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Consideration by the Board of the New Advisory Agreements and Interim Advisory Agreements was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to ALPS Advisors, had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because ALPS Advisors would be acquired along with DST, the closing of the Transaction (the “Closing”), which occurred on April 16, 2018, may be deemed a change in control with respect to the Adviser. This change in control with respect to the Adviser may in turn be deemed to trigger an “assignment” of the Existing Investment Advisory Agreement under the 1940 Act. As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Investment Advisory Agreement automatically terminated upon Closing. In order for the ALPS Advisors to continue as the adviser to the Alerian Portfolio, the Board and the Portfolio’s shareholders must approve the New Advisory Agreement, which would take effect, if approved, upon the date of such shareholder approval. Prior to such shareholder approval, and in accordance with rules under the 1940 Act, ALPS Advisors provided services to the Alerian Portfolio pursuant to the Interim Advisory Agreement. As of the date of this report, the New Advisory Agreement has received shareholder approval.

84  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by ALPS Advisors, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Alerian Portfolio. The Board also considered the portfolio manager’s demonstrated consistency in investment approach for the Alerian Portfolio. The Board reviewed the background and experience of the current ALPS Advisors’ personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure and records of ALPS Advisors. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors and the relationships those ALPS Advisors’ personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors to the Alerian Portfolio were appropriate and consistent with the terms of the Agreements and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by ALPS Advisors had been consistent, and that ALPS Advisors would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of ALPS Advisors was sound.

Investment Performance

The Board reviewed the net total return performance of the Alerian Portfolio for the one-year, two-year, and three-year periods ended January 31, 2018. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the net total return performance of the Alerian Portfolio outperformed both its performance universe average and benchmark for the two-year period and four-year period, and slightly lagged, but was within an acceptable range of, its performance universe average and benchmark, for the one-year and three-year periods ended January 31, 2018.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to ALPS Advisors under the Agreements.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by ALPS Advisors to other comparable client accounts, if any, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by ALPS Advisors to the Alerian Portfolio and to other comparable accounts, if any. In connection with the foregoing, the Board noted, for example, ALPS Advisors’ statements regarding differences in operational structures of a certain similarly managed fund.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Alerian Portfolio.

The Board concluded that the Alerian Portfolio’s actual management fees and total expenses were lower than the median of the fees charged to similar open-end funds in the expense group, taking into account management and non-management fees and the limitations of the peer universe for the Alerian Portfolio.

85  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to ALPS Advisors and (ii) total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees ALPS Advisors charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors, as well as current profitability analyses provided by ALPS Advisors. The Board considered whether the provision of services by ALPS Advisors to the Alerian Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non-investment advisory services provided to the Alerian Portfolio. In light of the foregoing, the Board concluded that the profits attributable to the services provided by ALPS Advisors to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors in connection with its relationship with the Alerian Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Agreements.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

RED ROCKS PORTFOLIO

At a meeting on March 5, 2018, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Existing Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) and the Existing Investment Sub-Advisory Agreement with Red Rocks Capital LLC (“Red Rocks”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), in each case for the Red Rocks Portfolios. The Board, including a majority of the Independent Trustees also approved a New Investment Advisory Agreement with ALPS Advisors and New Investment Sub-Advisory Agreement with Red Rocks (together with the New Investment Advisory Agreement, the “New Advisory Agreements”), Interim Investment Advisory Agreement with ALPS Advisors and an Interim Investment Sub-Advisory Agreement with Red Rocks (together with the Interim Investment Advisory Agreement, the “Interim Advisory Agreements”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuance of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement and the approval of the New Advisory Agreements and the Interim Advisory Agreements (the Existing Investment Advisory Agreement, Existing Investment Sub-Advisory Agreement, New Advisory Agreements and the Interim Advisory Agreements are together defined as the “Agreements”) in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Red Rocks were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Consideration by the Board of the New Advisory Agreements and Interim Advisory Agreements was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to ALPS Advisors, had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because ALPS Advisors would be acquired along with DST, the closing of the Transaction (the “Closing”), which occurred on April 16, 2018, may be deemed a change in control with respect to the Adviser. This change in control with respect to the Adviser may in turn be deemed to trigger an “assignment” of the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement under the 1940 Act. As required by the 1940 Act, the Existing Advisory Agreements and Existing RiverFront Sub-Advisory Agreement provide for their automatic termination in the event of an assignment, and therefore, the Existing Investment Advisory Agreement and Existing Investment Sub-Advisory Agreement automatically terminated upon Closing. In order for the ALPS Advisors to continue as the adviser and Red Rocks to continue as the subadviser to the Red Rocks Portfolios, the Board and the Portfolios’ shareholders must approve the New Advisory Agreements, which would take effect, if approved, upon the date of such shareholder approval. Prior to such shareholder approval, and in accordance with rules under the 1940 Act, ALPS Advisors and Red Rocks provided services to the Red Rocks Portfolios pursuant to the Interim Advisory Agreements. As of the date of this report, the New Advisory Agreements have received shareholder approval.

86  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors and Red Rocks Capital, including evaluation and monitoring and trade execution, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Portfolio team’s demonstrated consistency in investment approach for the Red Rocks Portfolio as well as ongoing discussions regarding the Red Rocks Portfolio’s peer group. The Board reviewed: (i) the background and experience of the current ALPS Advisors’ personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks Capital responsible for managing the investments of the Red Rocks Portfolio. The Board also considered the compliance structures and records of ALPS Advisors and Red Rocks Capital. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors and Red Rocks Capital to the Red Rocks Portfolio were appropriate and consistent with the terms of the respective Agreements, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of ALPS Advisors and Red Rocks Capital had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively. The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of ALPS Advisors and Red Rocks Capital was sound.

Investment Performance

The Board reviewed the net total return performance of the Red Rocks Portfolio for the one-year and two-year periods ended January 31, 2018. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that the net total return performance of the Red Rocks Portfolio outperformed its performance universe average for the one-, two-, and three-year periods ended January 31, 2018.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to ALPS Advisors under the Agreements.

The Board reviewed the fees paid by the Red Rocks Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Red Rocks Capital under the Agreements. The Board also took note of the fact that Red Rocks Capital would be paid by ALPS Advisors and not directly by the Red Rocks Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks Capital to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ and Red Rocks Capital’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and subadvisory fees proposed to be payable by the Red Rocks Portfolio.

The Board concluded that the Red Rocks Portfolio’s actual management fees and total expenses were lower than the median of the fees charged to similar open-end funds in the expense group, taking into account management and non-management fees and the limitations of the peer universe for the Red Rocks Portfolio.

87  |  June 30, 2018

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2018 (Unaudited)

The Board also concluded that both the (i) actual management fees payable by the Red Rocks Portfolio to ALPS Advisors and (ii) total expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees ALPS Advisors charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors. The Board also reviewed a current profitability analysis provided by ALPS Advisors, and as part of its consideration of profitability, took note of the fact that Red Rocks Capital is a wholly-owned subsidiary of ALPS Advisors. The Board considered whether the provision of services by ALPS Advisors to the Red Rocks Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non-investment advisory services provided to the Red Rocks Portfolio. The Board concluded that the profits attributable to the services provided by ALPS Advisors to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including ALPS Advisors’ ownership of Red Rocks Capital), the Board concluded that the profits attributable to the services provided by Red Rocks Capital to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Red Rocks Capital, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors or Red Rocks Capital might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Red Rocks Capital in connection with their relationship with the Red Rocks Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Agreements.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Red Rocks Capital’s compensation for investment subadvisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.

88  |  June 30, 2018

Semi-Annual Report June 30, 2018

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Learn More

866.759.5679 | alpsfunds.com

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable to Registrant.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	September 4, 2018

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 4, 2018